Vanguard® Core-Plus Bond Fund
Schedule of Investments (unaudited)
As of June 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (36.2%)
U.S. Government Securities (9.7%)
	United States Treasury Note/Bond	3.750%	8/31/26	2,783	2,776
[1]	United States Treasury Note/Bond	4.125%	1/31/27	1,300	1,306
	United States Treasury Note/Bond	4.125%	2/28/27	2,000	2,011
	United States Treasury Note/Bond	4.250%	1/15/28	1,259	1,275
	United States Treasury Note/Bond	3.500%	1/31/28	2,162	2,151
	United States Treasury Note/Bond	1.000%	7/31/28	1,756	1,619
	United States Treasury Note/Bond	1.250%	9/30/28	2,595	2,401
	United States Treasury Note/Bond	4.375%	11/30/28	2,943	3,005
	United States Treasury Note/Bond	4.000%	1/31/29	2,597	2,621
	United States Treasury Note/Bond	4.125%	3/31/29	1,505	1,526
	United States Treasury Note/Bond	4.000%	7/31/30	909	917
[2]	United States Treasury Note/Bond	1.375%	11/15/31	4,334	3,708
	United States Treasury Note/Bond	4.125%	11/30/31	2,412	2,436
	United States Treasury Note/Bond	4.500%	12/31/31	2,959	3,051
	United States Treasury Note/Bond	1.875%	2/15/32	2,142	1,882
	United States Treasury Note/Bond	4.125%	2/29/32	3,353	3,384
	United States Treasury Note/Bond	2.875%	5/15/32	1,789	1,669
	United States Treasury Note/Bond	1.125%	8/15/40	650	399
	United States Treasury Note/Bond	1.875%	2/15/41	2,299	1,580
	United States Treasury Note/Bond	4.750%	2/15/41	1,690	1,711
	United States Treasury Note/Bond	1.750%	8/15/41	1,000	663
	United States Treasury Note/Bond	2.000%	11/15/41	1,000	687
	United States Treasury Note/Bond	2.375%	2/15/42	2,157	1,568
	United States Treasury Note/Bond	3.125%	2/15/42	1,650	1,346
	United States Treasury Note/Bond	3.000%	5/15/42	992	792
	United States Treasury Note/Bond	3.250%	5/15/42	1,000	827
	United States Treasury Note/Bond	3.875%	5/15/43	1,533	1,369
	United States Treasury Note/Bond	4.750%	11/15/43	1,860	1,858
	United States Treasury Note/Bond	3.625%	2/15/44	972	832
	United States Treasury Note/Bond	3.375%	5/15/44	271	223
	United States Treasury Note/Bond	3.125%	8/15/44	1,817	1,432
	United States Treasury Note/Bond	4.125%	8/15/44	881	807
	United States Treasury Note/Bond	4.625%	11/15/44	1,800	1,762
	United States Treasury Note/Bond	4.750%	2/15/45	2,200	2,189
	United States Treasury Note/Bond	3.000%	8/15/48	900	665
	United States Treasury Note/Bond	3.000%	2/15/49	1,000	737
	United States Treasury Note/Bond	2.875%	5/15/49	1,600	1,148
	United States Treasury Note/Bond	2.250%	8/15/49	1,700	1,066
	United States Treasury Note/Bond	2.375%	11/15/49	2,300	1,479
	United States Treasury Note/Bond	2.000%	2/15/50	1,050	617
[2]	United States Treasury Note/Bond	1.250%	5/15/50	3,652	1,754
	United States Treasury Note/Bond	1.625%	11/15/50	1,500	790
	United States Treasury Note/Bond	1.875%	2/15/51	2,500	1,404
	United States Treasury Note/Bond	2.375%	5/15/51	3,450	2,188
	United States Treasury Note/Bond	2.000%	8/15/51	1,500	865
	United States Treasury Note/Bond	4.000%	11/15/52	642	561
	United States Treasury Note/Bond	4.750%	11/15/53	898	890
					71,947
Agency Bonds and Notes (0.6%)
	Tennessee Valley Authority	4.875%	5/15/35	4,700	4,813
Conventional Mortgage-Backed Securities (21.8%)
[3,4]	Freddie Mac Gold Pool	3.000%	12/1/46	561	499
[3,4]	Freddie Mac Gold Pool	4.000%	6/1/48–7/1/48	373	354
[3,5]	Ginnie Mae II Pool	2.000%	11/20/50–6/20/52	6,424	5,228
[3]	Ginnie Mae II Pool	2.500%	6/20/50–6/20/52	6,730	5,718
[3]	Ginnie Mae II Pool	3.000%	3/20/50–4/20/52	5,183	4,583
[3,5,6]	Ginnie Mae II Pool	3.500%	5/20/50–7/15/55	3,822	3,492
[3,5]	Ginnie Mae II Pool	4.000%	7/20/47–10/20/52	2,912	2,736
[3]	Ginnie Mae II Pool	4.500%	4/20/48–2/20/53	2,729	2,643
[3]	Ginnie Mae II Pool	5.000%	11/20/52–11/20/54	3,395	3,346
[3,6]	Ginnie Mae II Pool	5.500%	12/20/52–7/15/55	4,617	4,659

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,6]	Ginnie Mae II Pool	6.000%	5/20/53–7/15/55	3,194	3,263
[3]	Ginnie Mae II Pool	6.500%	8/20/32–1/20/55	960	996
[3]	Ginnie Mae II Pool	7.000%	3/20/55	249	257
[3,4]	UMBS Pool	1.500%	3/1/36–7/1/51	6,747	5,482
[3,4,6]	UMBS Pool	2.000%	10/1/35–7/25/55	36,020	29,484
[3,4]	UMBS Pool	2.500%	10/1/35–7/1/53	24,086	20,451
[3,4,6]	UMBS Pool	3.000%	2/1/37–7/25/55	17,014	15,169
[3,4,6]	UMBS Pool	3.500%	7/1/32–7/25/55	8,736	8,036
[3,4]	UMBS Pool	4.000%	4/1/43–5/1/53	6,644	6,264
[3,4]	UMBS Pool	4.500%	5/1/40–3/1/54	5,764	5,593
[3,4,6]	UMBS Pool	5.000%	7/25/40–3/1/55	21,130	21,158
[3,4,6]	UMBS Pool	5.500%	10/1/52–7/25/55	7,855	7,920
[3,4,6]	UMBS Pool	6.500%	9/1/53–7/25/55	3,742	3,893
[3,4]	UMBS Pool	7.000%	3/1/55–4/1/55	703	740
					161,964
Nonconventional Mortgage-Backed Securities (4.1%)
[3,4]	Fannie Mae REMICS	3.000%	2/25/43–3/25/47	4,465	4,007
[3,4]	Fannie Mae REMICS	3.500%	2/25/43–5/25/47	729	661
[3,4]	Fannie Mae REMICS	4.000%	8/25/43–9/25/44	2,041	1,951
[3,4]	Fannie Mae REMICS	4.500%	8/25/49	179	176
[3,4]	Freddie Mac REMICS	1.500%	6/25/49	1,309	1,047
[3,4]	Freddie Mac REMICS	2.250%	8/25/49	1,549	1,344
[3,4]	Freddie Mac REMICS	2.500%	11/25/40–4/25/50	3,310	2,833
[3,4]	Freddie Mac REMICS	3.000%	10/15/42–4/15/46	12,382	11,135
[3,4]	Freddie Mac REMICS	3.500%	3/15/47–3/15/48	4,014	3,678
[3,4]	Freddie Mac REMICS	4.000%	7/15/44–6/25/52	2,133	1,993
[3]	Ginnie Mae REMICS	3.000%	11/20/46–2/20/48	1,688	1,553
					30,378
Total U.S. Government and Agency Obligations (Cost $269,778)					269,102
Asset-Backed/Commercial Mortgage-Backed Securities (10.3%)
[3]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/28	90	92
[3,7]	Ally Auto Receivables Trust Series 2023-1	5.760%	1/15/29	40	41
[3,7]	Ally Auto Receivables Trust Series 2023-1	5.960%	3/15/29	30	31
[3,7]	Ally Auto Receivables Trust Series 2023-1	6.740%	4/15/34	20	21
[3,7]	Ally Auto Receivables Trust Series 2023-A	7.330%	1/17/34	60	63
[3,7]	Ally Auto Receivables Trust Series 2024-1	5.800%	2/16/32	20	20
[3,7]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.117%	9/15/32	186	187
[3,7]	American Heritage Auto Receivables Trust Series 2024-1A	5.070%	6/17/30	100	101
[3]	AmeriCredit Automobile Receivables Trust Series 2023-2	6.000%	7/18/29	190	195
[3]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.380%	6/18/29	140	142
[3,7]	AMSR Trust Series 2024-SFR2	4.150%	11/17/41	170	167
[3,7]	AMSR Trust Series 2024-SFR2	4.150%	11/17/41	110	107
[3,7]	AMSR Trust Series 2025-SFR1	3.655%	6/17/42	190	181
[3,7]	AutoNation Finance Trust Series 2025-1A	5.190%	12/10/30	50	51
[3,7]	AutoNation Finance Trust Series 2025-1A	5.630%	9/10/32	70	71
[3,7]	Avis Budget Rental Car Funding AESOP LLC Series 2022-5A	6.240%	4/20/27	40	40
[3,7]	Avis Budget Rental Car Funding AESOP LLC Series 2023-1A	6.230%	4/20/29	100	102
[3,7]	Avis Budget Rental Car Funding AESOP LLC Series 2023-2A	6.180%	10/20/27	100	101
[3,7]	Avis Budget Rental Car Funding AESOP LLC Series 2023-5A	5.780%	4/20/28	70	71
[3,7]	Avis Budget Rental Car Funding AESOP LLC Series 2023-7A	5.900%	8/21/28	100	103
[3,7]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/30	190	199
[3,7]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.360%	6/20/30	70	72
[3,7]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	4.800%	8/20/29	110	111
[3,7]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.240%	8/20/29	100	101
[3,7]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.870%	8/20/29	100	101
[3,7]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	5.120%	8/20/31	150	153
[3,7]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	5.510%	8/20/31	100	102
[3,7]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	6.240%	8/20/31	100	102
[3]	BANK Series 2017-BNK8	3.488%	11/15/50	30	29
[3]	BANK Series 2018-BNK15	4.407%	11/15/61	40	40
[3]	BANK Series 2019-BNK16	4.005%	2/15/52	80	78
[3]	BANK Series 2019-BNK23	2.920%	12/15/52	1,300	1,210
[3]	BANK Series 2019-BNK24	2.960%	11/15/62	340	318
[3]	BANK Series 2021-BNK35	2.285%	6/15/64	100	87
[3]	BANK Series 2022-BNK40	3.504%	3/15/64	460	423
[3]	BANK Series 2022-BNK40	3.504%	3/15/64	20	18
[3]	BANK Series 2022-BNK41	3.916%	4/15/65	120	113
[3]	BANK Series 2022-BNK43	4.399%	8/15/55	770	745

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	BANK Series 2024-BNK47	5.716%	6/15/57	220	231
[3]	BANK Series 2024-BNK48	5.053%	10/15/57	140	141
[3]	BANK Series 2024-BNK48	5.355%	10/15/57	160	160
[3]	BANK Series 2025-BNK49	5.623%	3/15/58	490	512
[3]	BANK Series 2025-BNK49	6.025%	3/15/58	220	231
[3]	BANK Series 2025-BNK50	5.875%	5/15/68	80	84
[3,7]	Bank of America Auto Trust Series 2023-1A	5.390%	7/16/29	160	162
[3]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	280	270
[3]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	80	75
[3,7]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	6.360%	7/16/29	40	41
[3]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	260	255
[3]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	40	35
[3]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	100	88
[3]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/54	80	70
[3]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/55	310	305
[3]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/57	290	303
[3]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/57	140	143
[3]	BBCMS Mortgage Trust Series 2024-C24	5.419%	2/15/57	280	289
[3]	BBCMS Mortgage Trust Series 2024-C24	5.867%	2/15/57	60	62
[3]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/57	120	127
[3]	BBCMS Mortgage Trust Series 2024-C28	5.403%	9/15/57	110	113
[3]	BBCMS Mortgage Trust Series 2024-C30	5.532%	11/15/57	200	207
[3]	BBCMS Mortgage Trust Series 2024-C30	5.831%	11/15/57	330	340
[3]	BBCMS Mortgage Trust Series 2025-C32	5.720%	2/15/62	390	410
[3]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	220	215
[3]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	290	282
[3]	Benchmark Mortgage Trust Series 2023-B38	5.525%	4/15/56	100	104
[3]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/57	300	313
[3]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/57	190	194
[3]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/56	700	749
[3]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/57	200	212
[3]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/57	310	322
[3]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/57	340	354
[3]	BMO Mortgage Trust Series 2024-C8	5.911%	3/15/57	40	42
[3]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/57	90	94
[3]	BMO Mortgage Trust Series 2024-C10	5.478%	11/15/57	250	257
[3]	BMO Mortgage Trust Series 2024-C10	5.729%	11/15/57	120	123
[3]	BMO Mortgage Trust Series 2025-C11	5.687%	2/15/58	370	387
[3]	BMO Mortgage Trust Series 2025-C11	5.978%	2/15/58	140	146
[3,7]	BSTN Commercial Mortgage Trust Series 2025-1C	5.548%	6/15/44	140	143
[3,7]	BX Trust Series 2019-OC11	3.202%	12/9/41	80	75
[3,7,8]	Capital Street Master Trust Series 2024-1, SOFR30A + 1.350%	5.654%	10/16/28	40	40
[3]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/29	260	264
[3]	CarMax Auto Owner Trust Series 2024-3	5.280%	3/15/30	20	20
[3]	CarMax Auto Owner Trust Series 2024-3	5.670%	1/15/31	10	10
[3]	CarMax Auto Owner Trust Series 2024-4	4.600%	10/15/29	170	171
[3]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/30	70	71
[3]	CarMax Auto Owner Trust Series 2024-4	4.820%	5/15/30	20	20
[3]	CarMax Auto Owner Trust Series 2024-4	4.970%	6/17/30	30	30
[3]	CarMax Auto Owner Trust Series 2024-4	5.360%	8/15/31	20	20
[3]	CarMax Auto Owner Trust Series 2025-1	5.110%	9/16/30	20	20
[3]	CarMax Auto Owner Trust Series 2025-1	5.260%	10/15/30	30	31
[3]	CarMax Auto Owner Trust Series 2025-1	5.600%	7/15/31	30	31
[3]	CarMax Auto Owner Trust Series 2025-2	4.960%	11/15/30	50	51
[3]	CarMax Auto Owner Trust Series 2025-2	5.740%	10/15/31	30	31
[3]	Carvana Auto Receivables Trust Series 2024-P4	4.740%	12/10/30	150	152
[3]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	1,130	1,108
[3]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/50	90	87
[3]	CD Mortgage Trust Series 2018-CD7	4.013%	8/15/51	203	200
[3]	CD Mortgage Trust Series 2018-CD7	5.001%	8/15/51	50	46
[3,7]	Chase Auto Credit Linked Notes Series 2025-1	4.851%	2/25/33	250	251
[3,7]	Chase Auto Owner Trust Series 2024-1A	5.050%	10/25/29	40	41
[3,7]	Chase Auto Owner Trust Series 2024-1A	5.160%	11/26/29	10	10
[3,7]	Chase Auto Owner Trust Series 2024-1A	5.360%	1/25/30	10	10
[3,7]	Chase Auto Owner Trust Series 2024-1A	5.870%	6/25/31	20	20
[3,7]	Chase Auto Owner Trust Series 2024-3A	5.280%	1/25/30	50	51
[3,7]	Chase Auto Owner Trust Series 2024-4A	5.230%	4/25/30	50	51
[3,7]	Chase Auto Owner Trust Series 2024-4A	5.460%	7/25/30	60	61
[3,7]	Chase Auto Owner Trust Series 2024-5A	4.620%	8/26/30	50	50
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	495	485

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	130	128
[3]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	450	421
[3,7]	Citigroup Mortgage Loan Trust Series 2024-INV2	6.500%	6/25/54	980	999
[3,7]	Citigroup Mortgage Loan Trust Series 2025-INV1	6.000%	1/25/55	2,115	2,140
[3,7]	Citizens Auto Receivables Trust Series 2023-1	5.780%	10/15/30	370	376
[3,7]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/30	50	51
[3,7]	CLI Funding IX LLC Series 2024-1A	5.630%	7/20/49	156	157
[3,7,8]	Connecticut Avenue Securities Trust Series 2023-R07, SOFR30A + 1.950%	6.256%	9/25/43	33	33
[3,7,8]	Connecticut Avenue Securities Trust Series 2024-R01, SOFR30A + 1.050%	5.355%	1/25/44	111	111
[3,7,8]	Connecticut Avenue Securities Trust Series 2024-R02, SOFR30A + 1.100%	5.405%	2/25/44	11	11
[3,7,8]	Connecticut Avenue Securities Trust Series 2024-R04, SOFR30A + 1.000%	5.305%	5/25/44	28	28
[3,7,8]	Connecticut Avenue Securities Trust Series 2024-R05, SOFR30A + 1.000%	5.305%	7/25/44	95	95
[3,7,8]	Connecticut Avenue Securities Trust Series 2024-R06, SOFR30A + 1.150%	5.455%	9/25/44	160	160
[3,7,8]	Connecticut Avenue Securities Trust Series 2025-R01, SOFR30A + 0.950%	5.256%	1/25/45	94	94
[3,7,8]	Connecticut Avenue Securities Trust Series 2025-R02, SOFR30A + 1.000%	5.306%	2/25/45	128	128
[3,7,8]	Connecticut Avenue Securities Trust Series 2025-R03, SOFR30A + 1.450%	5.755%	3/25/45	119	119
[3,7,8]	Connecticut Avenue Securities Trust Series 2025-R04, SOFR30A + 1.000%	5.305%	5/25/45	97	97
[3,7]	DB Master Finance LLC Series 2019-1A	4.352%	5/20/49	47	46
[3]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	300	264
[3,7]	Dell Equipment Finance Trust Series 2024-2	5.290%	2/24/31	100	101
[3,7]	DLLAA LLC Series 2023-1A	5.730%	10/20/31	130	134
[3,7]	DLLST LLC Series 2024-1A	4.930%	4/22/30	20	20
[3,7]	Domino's Pizza Master Issuer LLC Series 2019-1A	3.668%	10/25/49	173	165
[3]	Drive Auto Receivables Trust Series 2024-1	5.310%	1/16/29	80	80
[3]	Drive Auto Receivables Trust Series 2024-1	5.430%	11/17/31	90	91
[3]	Drive Auto Receivables Trust Series 2024-2	4.520%	7/16/29	140	140
[3]	Drive Auto Receivables Trust Series 2024-2	4.670%	5/17/32	140	140
[3]	Drive Auto Receivables Trust Series 2024-2	4.940%	5/17/32	210	210
[3]	Drive Auto Receivables Trust Series 2025-1	5.410%	9/15/32	490	496
[3,7]	Enterprise Fleet Financing LLC Series 2025-2	4.580%	12/22/31	250	252
[3,7]	Evergreen Credit Card Trust Series 2025-CRT5	5.240%	5/15/29	100	101
[3,7]	Evergreen Credit Card Trust Series 2025-CRT5	5.530%	5/15/29	120	121
[3,7]	FCCU Auto Receivables Trust Series 2025-1A	5.180%	5/15/31	100	101
[3]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/31	140	143
[3]	First National Master Note Trust Series 2023-2	5.770%	9/15/29	70	71
[3]	First National Master Note Trust Series 2024-1	5.340%	5/15/30	130	133
[3]	Ford Credit Auto Lease Trust Series 2023-B	6.430%	4/15/27	190	192
[3]	Ford Credit Auto Lease Trust Series 2024-A	5.290%	6/15/27	70	70
[3]	Ford Credit Auto Lease Trust Series 2024-B	5.180%	2/15/28	90	91
[3]	Ford Credit Auto Lease Trust Series 2025-A	4.960%	2/15/29	40	40
[3,7]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/34	250	250
[3,7]	Ford Credit Auto Owner Trust Series 2023-2	5.280%	2/15/36	110	113
[3]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/29	110	111
[3]	Ford Credit Auto Owner Trust Series 2023-C	5.930%	8/15/29	70	72
[3]	Ford Credit Auto Owner Trust Series 2023-C	6.370%	5/15/31	70	73
[3,7]	Ford Credit Auto Owner Trust Series 2024-1	4.870%	8/15/36	70	71
[3,7]	Ford Credit Auto Owner Trust Series 2024-1	5.240%	8/15/36	100	102
[3]	Ford Credit Auto Owner Trust Series 2024-A	5.260%	11/15/29	100	102
[3]	Ford Credit Auto Owner Trust Series 2024-B	5.230%	5/15/30	100	102
[3]	Ford Credit Auto Owner Trust Series 2024-C	4.400%	8/15/30	150	150
[3]	Ford Credit Auto Owner Trust Series 2024-D	4.880%	9/15/30	40	41
[3]	Ford Credit Auto Owner Trust Series 2025-A	4.890%	2/15/31	170	172
[3,7]	Ford Credit Floorplan Master Owner Trust A Series 2024-1	5.480%	4/15/29	100	102
[3,7]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.240%	4/15/31	170	176
[3,7]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.560%	4/15/31	100	103
[3,7]	Ford Credit Floorplan Master Owner Trust A Series 2024-3	4.500%	9/15/29	100	100
[3,7]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.400%	9/15/31	300	300
[3]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.630%	4/15/30	1,360	1,375
[3]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.840%	4/15/30	90	91
[3,4,7,8]	Freddie Mac STACR REMICS Trust Series 2023-HQA3, SOFR30A + 1.850%	6.155%	11/25/43	36	37
[3,4,7,8]	Freddie Mac STACR REMICS Trust Series 2024-DNA1, SOFR30A + 1.350%	5.655%	2/25/44	181	182
[3,4,7,8]	Freddie Mac STACR REMICS Trust Series 2024-DNA2, SOFR30A + 1.250%	5.555%	5/25/44	135	135
[3,4,7,8]	Freddie Mac STACR REMICS Trust Series 2024-DNA3, SOFR30A + 1.050%	5.355%	10/25/44	26	27
[3,4,7,8]	Freddie Mac STACR REMICS Trust Series 2024-HQA1, SOFR30A + 1.250%	5.555%	3/25/44	72	72
[3,4,7,8]	Freddie Mac STACR REMICS Trust Series 2024-HQA2, SOFR30A + 1.250%	5.555%	8/25/44	220	221
[3,4,7,8]	Freddie Mac STACR REMICS Trust Series 2025-DNA1, SOFR30A + 0.950%	5.255%	1/25/45	39	39
[3,4,7,8]	Freddie Mac STACR REMICS Trust Series 2025-DNA2, SOFR30A + 1.100%	5.405%	5/25/45	144	144
[3,4,7,8]	Freddie Mac STACR REMICS Trust Series 2025-HQA1, SOFR30A + 0.950%	5.255%	2/25/45	114	114
[3,7]	GCAT Trust Series 2022-INV3	4.000%	8/25/52	405	374
[3,7]	GCAT Trust Series 2022-INV3	4.500%	8/25/52	285	271

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,7]	GCAT Trust Series 2024-INV2	6.000%	6/25/54	791	799
[3,7]	GCAT Trust Series 2024-INV4	5.500%	12/25/54	441	443
[3,7]	GCAT Trust Series 2024-INV4	6.000%	12/25/54	1,275	1,285
[3,7]	GCAT Trust Series 2025-INV1	6.000%	2/25/55	2,668	2,691
[3,7]	GCAT Trust Series 2025-INV1	6.000%	2/25/55	1,593	1,613
[3]	GM Financial Automobile Leasing Trust Series 2024-2	5.560%	5/22/28	30	30
[3]	GM Financial Automobile Leasing Trust Series 2024-3	4.490%	10/20/28	100	100
[3]	GM Financial Automobile Leasing Trust Series 2025-1	4.890%	2/20/29	100	101
[3]	GM Financial Automobile Leasing Trust Series 2025-2	5.040%	10/22/29	80	81
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	5.160%	8/16/29	10	10
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.280%	10/16/29	20	20
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.390%	1/16/30	40	41
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.670%	5/16/30	20	20
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	5.000%	8/16/30	10	10
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.910%	10/18/32	80	80
[3,7]	GM Financial Revolving Receivables Trust Series 2023-2	5.770%	8/11/36	180	188
[3,7]	GM Financial Revolving Receivables Trust Series 2023-2	6.210%	8/11/36	70	74
[3,7]	GM Financial Revolving Receivables Trust Series 2024-1	5.230%	12/11/36	30	31
[3,7]	GM Financial Revolving Receivables Trust Series 2025-1	4.800%	12/11/37	30	30
[3,7]	GM Financial Revolving Receivables Trust Series 2025-1	5.000%	12/11/37	190	191
[3,7]	GMF Floorplan Owner Revolving Trust Series 2024-1A	5.330%	3/15/29	50	51
[3,7]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/31	150	154
[3,7]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.350%	3/15/31	20	20
[3,7]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.680%	11/15/28	380	382
[3,7]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.920%	11/15/28	100	101
[3,7]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.980%	11/15/29	100	101
[3,7]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.910%	3/15/30	100	101
[3,7]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.960%	3/15/30	100	100
[3,7]	GreatAmerica Leasing Receivables Funding LLC Series 2024-2	5.020%	5/15/31	60	61
[3]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	110	102
[3]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	150	135
[3,7]	Hertz Vehicle Financing LLC Series 2022-2A	2.330%	6/26/28	100	96
[3,7]	Hertz Vehicle Financing III LLC Series 2024-1A	6.700%	1/25/29	100	101
[3]	Honda Auto Receivables Owner Trust Series 2024-4	4.350%	12/16/30	40	40
[3,7]	Houston Galleria Mall Trust Series 2025-HGLR	5.644%	2/5/45	360	369
[3,7]	HPEFS Equipment Trust Series 2024-1A	5.820%	11/20/31	250	252
[3,7]	HPEFS Equipment Trust Series 2024-2A	5.520%	10/20/31	100	101
[3,7]	Hudson Yards Mortgage Trust Series 2025-SPRL	5.649%	1/13/40	110	113
[3,7]	Huntington Bank Auto Credit-Linked Notes Series 2024-2	5.442%	10/20/32	184	186
[3,7]	Huntington Bank Auto Credit-Linked Notes Series 2025-1	4.957%	3/21/33	224	225
[3,7]	Hyundai Auto Lease Securitization Trust Series 2025-A	5.150%	6/15/29	100	101
[3,7]	Hyundai Auto Lease Securitization Trust Series 2025-B	4.940%	8/15/29	110	111
[3]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/29	110	112
[3]	Hyundai Auto Receivables Trust Series 2023-C	6.010%	12/17/29	250	260
[3]	Hyundai Auto Receivables Trust Series 2024-A	5.270%	7/15/31	50	51
[3]	Hyundai Auto Receivables Trust Series 2024-B	5.040%	9/16/30	40	41
[3]	Hyundai Auto Receivables Trust Series 2024-B	5.290%	10/15/31	80	82
[3]	Hyundai Auto Receivables Trust Series 2024-C	4.670%	1/15/31	20	20
[3]	Hyundai Auto Receivables Trust Series 2024-C	4.860%	2/17/32	50	50
[3]	Hyundai Auto Receivables Trust Series 2025-A	4.610%	4/15/31	40	40
[3]	Hyundai Auto Receivables Trust Series 2025-A	4.760%	6/15/32	120	120
[3]	Hyundai Auto Receivables Trust Series 2025-B	4.920%	7/15/32	80	81
[3,7]	IRV Trust Series 2025-200P	5.471%	3/14/47	200	202
[3,7]	Jersey Mike's Funding LLC Series 2024-1A	5.636%	2/15/55	249	253
[3]	John Deere Owner Trust Series 2023-B	5.110%	5/15/30	110	111
[3,7]	JP Morgan Mortgage Trust Series 2021-INV4	3.000%	1/25/52	739	628
[3,7]	JP Morgan Mortgage Trust Series 2021-INV6	3.000%	4/25/52	714	609
[3,7]	Kubota Credit Owner Trust Series 2023-2A	5.230%	6/15/28	100	102
[3,7]	LAD Auto Receivables Trust Series 2024-2A	5.500%	7/16/29	20	20
[3,7]	LAD Auto Receivables Trust Series 2024-2A	5.660%	10/15/29	10	10
[3,7]	LAD Auto Receivables Trust Series 2024-2A	6.370%	10/15/31	10	10
[3,7]	LAD Auto Receivables Trust Series 2024-3A	4.600%	12/17/29	40	40
[3,7]	LAD Auto Receivables Trust Series 2024-3A	4.740%	1/15/30	40	40
[3,7]	LAD Auto Receivables Trust Series 2024-3A	4.930%	3/15/30	40	40
[3,7]	LAD Auto Receivables Trust Series 2024-3A	5.180%	2/17/32	20	20
[3,7]	LAD Auto Receivables Trust Series 2025-1A	5.110%	7/15/30	50	51
[3,7]	LAD Auto Receivables Trust Series 2025-1A	5.520%	5/17/32	110	112
[3,7]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/32	100	102
[3]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/51	130	129
[3]	Morgan Stanley Capital I Trust Series 2018-L1	4.637%	10/15/51	100	98

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	90	84
[3,7]	Morgan Stanley Residential Mortgage Loan Trust Series 2023-1	4.000%	2/25/53	3,587	3,286
[3,7]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV3	6.500%	6/25/54	331	338
[3,7]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV4	5.000%	9/25/54	315	313
[3]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/56	520	557
[3,7]	Navient Education Loan Trust Series 2025-A	5.020%	7/15/55	150	151
[3,7,8]	Navient Student Loan Trust Series 2023-BA, SOFR30A + 1.700%	6.004%	3/15/72	5	5
[3,7]	Navistar Financial Dealer Note Master Owner Trust Series 2024-1	5.590%	4/25/29	30	30
[3]	Nissan Auto Lease Trust Series 2025-A	5.030%	2/15/29	40	40
[3]	Nissan Auto Lease Trust Series 2025-A	5.110%	6/15/29	60	61
[3]	Nissan Auto Receivables Owner Trust Series 2024-B	4.350%	9/15/31	40	40
[3,7]	OBX Trust Series 2022-INV5	4.000%	10/25/52	130	118
[3,7]	OBX Trust Series 2023-INV1	3.000%	1/25/52	268	227
[3,7]	Onemain Financial Issuance Trust Series 2025-1A	4.820%	7/14/38	660	664
[3,7]	Onemain Financial Issuance Trust Series 2025-1A	5.050%	7/14/38	100	101
[3,7]	PFS Financing Corp. Series 2023-B	5.270%	5/15/28	130	131
[3,7]	PFS Financing Corp. Series 2024-D	5.340%	4/15/29	160	163
[3,7]	PFS Financing Corp. Series 2025-D	4.470%	5/15/30	560	562
[3,7]	PMT Loan Trust Series 2024-INV1	5.500%	10/25/59	185	186
[3,7]	PMT Loan Trust Series 2024-INV1	6.000%	10/25/59	566	570
[3,7]	PMT Loan Trust Series 2024-INV2	6.000%	12/25/59	2,448	2,467
[3,7]	PMT Loan Trust Series 2024-INV2	6.000%	12/25/59	1,014	1,028
[3,7]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/60	771	778
[3,7]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/60	381	386
[3,7]	PMT Loan Trust Series 2025-INV2	5.500%	2/25/56	187	188
[3,7]	PMT Loan Trust Series 2025-INV2	6.000%	2/25/56	1,124	1,138
[3,7]	PMT Loan Trust Series 2025-INV3	5.500%	3/25/56	1,543	1,536
[3,7]	PMT Loan Trust Series 2025-INV5	6.000%	5/25/56	1,464	1,483
[3,7]	PMT Loan Trust Series 2025-INV6	6.000%	6/25/56	1,750	1,772
[3,7]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/39	96	93
[3,7]	Progress Residential Trust Series 2022-SFR5	4.896%	6/17/39	100	100
[3,7]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/41	99	95
[3,7]	Progress Residential Trust Series 2024-SFR3	3.000%	6/17/41	70	66
[3,7]	Progress Residential Trust Series 2024-SFR4	3.100%	7/17/41	130	122
[3,7]	Progress Residential Trust Series 2024-SFR5	3.000%	8/9/29	200	188
[3,7]	Progress Residential Trust Series 2025-SFR1	3.400%	2/17/42	270	256
[3,7]	Progress Residential Trust Series 2025-SFR1	3.650%	2/17/42	40	38
[3,7]	Progress Residential Trust Series 2025-SFR2	3.305%	4/17/42	120	113
[3,6,7]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/30	210	197
[3,6,7]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/30	80	74
[3,7]	RCKT Mortgage Trust Series 2024-INV1	6.500%	6/25/54	850	869
[3,7]	Santander Bank Auto Credit-Linked Notes Series 2024-B	5.483%	1/18/33	250	250
[3]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/30	70	70
[3]	Santander Drive Auto Receivables Trust Series 2023-6	5.980%	4/16/29	50	51
[3]	Santander Drive Auto Receivables Trust Series 2023-6	6.400%	3/17/31	40	41
[3]	Santander Drive Auto Receivables Trust Series 2024-1	5.450%	3/15/30	40	40
[3]	Santander Drive Auto Receivables Trust Series 2024-2	5.840%	6/17/30	50	51
[3]	Santander Drive Auto Receivables Trust Series 2024-2	6.280%	8/15/31	60	62
[3]	Santander Drive Auto Receivables Trust Series 2024-3	5.550%	9/17/29	140	142
[3]	Santander Drive Auto Receivables Trust Series 2024-3	5.640%	8/15/30	150	153
[3]	Santander Drive Auto Receivables Trust Series 2024-3	5.970%	10/15/31	160	164
[3]	Santander Drive Auto Receivables Trust Series 2024-4	4.930%	9/17/29	110	111
[3]	Santander Drive Auto Receivables Trust Series 2024-5	4.620%	11/15/28	170	170
[3]	Santander Drive Auto Receivables Trust Series 2024-5	4.630%	8/15/29	120	120
[3]	Santander Drive Auto Receivables Trust Series 2024-5	4.780%	1/15/31	390	392
[3]	Santander Drive Auto Receivables Trust Series 2024-5	5.140%	2/17/32	410	414
[3]	Santander Drive Auto Receivables Trust Series 2025-1	5.430%	3/17/31	80	81
[3]	Santander Drive Auto Receivables Trust Series 2025-2	5.470%	5/15/31	540	549
[3,7]	SBNA Auto Receivables Trust Series 2024-A	5.290%	9/17/29	70	71
[3,7]	SBNA Auto Receivables Trust Series 2024-A	5.590%	1/15/30	30	31
[3,7]	SBNA Auto Receivables Trust Series 2024-A	6.040%	4/15/30	30	31
[3,7]	SBNA Auto Receivables Trust Series 2025-SF1	5.340%	9/15/31	30	30
[3,7]	SCCU Auto Receivables Trust Series 2023-1A	5.700%	8/15/29	20	21
[3,7]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/30	20	20
[3,7]	Securitized Term Auto Receivables Trust Series 2025-A	5.038%	7/25/31	24	24
[3,7]	Securitized Term Auto Receivables Trust Series 2025-A	5.185%	7/25/31	8	8
[3,7]	Securitized Term Auto Receivables Trust Series 2025-B	5.121%	12/29/32	30	30
[3,7]	Securitized Term Auto Receivables Trust Series 2025-B	5.463%	12/29/32	20	20
[3,7]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/54	263	265
[3,7]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/54	83	84

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,7]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.380%	1/21/31	80	82
[3,7]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.510%	1/20/32	30	31
[3,7]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.260%	8/20/30	30	31
[3,7]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.410%	8/20/30	30	31
[3,7]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.540%	2/20/32	30	31
[3,7]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.760%	11/20/31	60	60
[3,7]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.980%	10/20/32	90	91
[3,7]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.110%	2/20/31	20	20
[3,7]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.200%	10/20/32	100	101
[3,7]	SFS Auto Receivables Securitization Trust Series 2025-2A	4.850%	7/21/31	40	40
[3,7]	SFS Auto Receivables Securitization Trust Series 2025-2A	5.050%	4/20/33	180	181
[3,7]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	5.080%	8/20/29	100	100
[3,7]	Subway Funding LLC Series 2024-1A	6.028%	7/30/54	279	283
[3,7]	Subway Funding LLC Series 2024-1A	6.268%	7/30/54	159	163
[3]	Synchrony Card Funding LLC Series 2025-A2	4.490%	5/15/31	750	757
[3,7]	Tesla Auto Lease Trust Series 2023-B	6.220%	3/22/27	60	60
[3,7]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	2/20/29	30	31
[3,7]	Tesla Electric Vehicle Trust Series 2023-1	5.820%	5/20/31	30	31
[3,7]	TIF Funding III LLC Series 2024-2A	5.540%	7/20/49	148	150
[3,7]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/36	110	113
[3,7]	Toyota Auto Loan Extended Note Trust Series 2025-1A	4.650%	5/25/38	660	669
[3]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/30	40	40
[3,7]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/27	210	213
[3,7]	Tricon Residential Trust Series 2024-SFR4	4.300%	11/17/41	140	138
[3,7]	Tricon Residential Trust Series 2024-SFR4	4.650%	11/17/41	100	98
[3,7]	Trinity Rail Leasing LLC Series 2024-1A	5.780%	5/19/54	96	98
[3]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	40	39
[3,7]	US Bank NA Series 2025-SUP1	5.582%	2/25/32	298	298
[3,7]	USAA Auto Owner Trust Series 2024-A	4.970%	12/17/29	30	30
[3,7]	Verizon Master Trust Series 2023-6	4.860%	9/22/31	100	101
[3,7]	Verizon Master Trust Series 2023-6	5.050%	9/22/31	130	131
[3,7]	Verizon Master Trust Series 2024-2	5.080%	12/22/31	190	194
[3,7]	Verizon Master Trust Series 2024-2	5.320%	12/22/31	230	236
[3,7]	Verizon Master Trust Series 2024-5	5.000%	6/21/32	150	154
[3,7]	Verizon Master Trust Series 2024-5	5.250%	6/21/32	130	132
[3,7]	Verizon Master Trust Series 2024-7	4.600%	8/20/32	130	129
[3]	Verizon Master Trust Series 2024-8	4.990%	11/20/30	60	60
[3]	Verizon Master Trust Series 2025-1	4.940%	1/21/31	40	40
[3]	Verizon Master Trust Series 2025-1	5.090%	1/21/31	10	10
[3]	Verizon Master Trust Series 2025-3	4.900%	3/20/30	60	60
[3,7]	Verizon Master Trust Series 2025-4	5.020%	3/21/33	150	152
[3,7]	Verizon Master Trust Series 2025-4	5.200%	3/21/33	100	101
[3]	Verizon Master Trust Series 2025-5	4.840%	6/20/31	30	30
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	120	119
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	330	328
[3]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/57	180	184
[3,7]	Wendy's Funding LLC Series 2019-1A	4.080%	6/15/49	44	43
[3]	World Omni Auto Receivables Trust Series 2024-A	5.090%	12/17/29	60	61
[3]	World Omni Auto Receivables Trust Series 2024-A	5.310%	10/15/30	30	30
[3]	World Omni Auto Receivables Trust Series 2025-A	5.080%	11/15/30	50	51
[3]	World Omni Auto Receivables Trust Series 2025-A	5.170%	10/15/31	70	71
[3]	World Omni Automobile Lease Securitization Trust Series 2024-A	5.620%	9/17/29	80	81
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $75,835)					76,453
Corporate Bonds (31.4%)
Communications (2.0%)
	Alphabet Inc.	4.500%	5/15/35	140	138
	Alphabet Inc.	5.250%	5/15/55	500	492
	Alphabet Inc.	5.300%	5/15/65	520	509
[7]	AMC Networks Inc.	10.250%	1/15/29	35	36
	AMC Networks Inc.	4.250%	2/15/29	105	84
[6,7]	AMC Networks Inc.	10.500%	7/15/32	95	96
	AT&T Inc.	4.700%	8/15/30	720	727
	AT&T Inc.	4.900%	8/15/37	113	108
	AT&T Inc.	4.300%	12/15/42	150	126
	AT&T Inc.	3.550%	9/15/55	224	151
	AT&T Inc.	6.050%	8/15/56	1,895	1,936
	AT&T Inc.	3.800%	12/1/57	350	245
	AT&T Inc.	3.650%	9/15/59	225	151

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Booking Holdings Inc.	4.500%	5/9/46	100	118
[7]	Cable One Inc.	4.000%	11/15/30	40	31
[7]	CCO Holdings LLC	5.000%	2/1/28	75	74
[7]	CCO Holdings LLC	4.750%	3/1/30	335	325
[7]	CCO Holdings LLC	4.500%	8/15/30	35	33
[7]	CCO Holdings LLC	4.250%	2/1/31	70	65
	CCO Holdings LLC	4.500%	5/1/32	180	168
	Charter Communications Operating LLC	4.200%	3/15/28	560	555
	Charter Communications Operating LLC	6.100%	6/1/29	1,168	1,223
	Charter Communications Operating LLC	6.484%	10/23/45	783	776
	Charter Communications Operating LLC	3.900%	6/1/52	600	411
	Comcast Corp.	6.550%	7/1/39	150	165
	Comcast Corp.	3.750%	4/1/40	283	234
	Comcast Corp.	3.450%	2/1/50	73	50
	Comcast Corp.	2.937%	11/1/56	700	411
	Comcast Corp.	2.987%	11/1/63	367	206
[7]	CSC Holdings LLC	11.750%	1/31/29	70	66
[7]	CSC Holdings LLC	3.375%	2/15/31	75	52
[3]	Discovery Communications LLC	3.950%	3/20/28	10	10
[7]	DISH Network Corp.	11.750%	11/15/27	60	62
[7]	Intelsat Jackson Holdings SA	6.500%	3/15/30	35	36
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	140	104
[7]	Level 3 Financing Inc.	3.875%	11/15/29	55	45
	Meta Platforms Inc.	4.450%	8/15/52	244	206
[7]	Midcontinent Communications	8.000%	8/15/32	115	122
[7]	News Corp.	3.875%	5/15/29	205	196
[7]	Outfront Media Capital LLC	7.375%	2/15/31	40	42
	Paramount Global	2.900%	1/15/27	72	70
	Paramount Global	6.875%	4/30/36	100	102
	Paramount Global	5.850%	9/1/43	300	261
	Paramount Global	4.900%	8/15/44	290	224
	Paramount Global	4.600%	1/15/45	210	156
	Rogers Communications Inc.	7.000%	4/15/55	30	31
	Rogers Communications Inc.	7.125%	4/15/55	70	71
[7]	Scripps Escrow Inc.	5.875%	7/15/27	100	89
[7]	Scripps Escrow II Inc.	3.875%	1/15/29	30	26
[7]	Scripps Escrow II Inc.	5.375%	1/15/31	30	21
	Sprint Capital Corp.	6.875%	11/15/28	860	923
[7]	Sunrise FinCo I BV	4.875%	7/15/31	135	127
[7]	Sunrise HoldCo IV BV	5.500%	1/15/28	40	40
	T-Mobile USA Inc.	3.375%	4/15/29	100	96
	T-Mobile USA Inc.	3.600%	11/15/60	6	4
[7]	Turkcell Iletisim Hizmetleri A/S	7.450%	1/24/30	261	266
	Uber Technologies Inc.	5.350%	9/15/54	595	556
[7]	Univision Communications Inc.	8.000%	8/15/28	5	5
[7]	Univision Communications Inc.	4.500%	5/1/29	5	5
[7]	Univision Communications Inc.	7.375%	6/30/30	180	177
[7]	Univision Communications Inc.	8.500%	7/31/31	70	70
	Verizon Communications Inc.	5.500%	2/23/54	360	348
	Verizon Communications Inc.	2.987%	10/30/56	440	265
[7]	Virgin Media Finance plc	5.000%	7/15/30	200	183
	Vodafone Group plc	6.150%	2/27/37	71	76
	Vodafone Group plc	5.750%	6/28/54	320	307
[7]	VZ Secured Financing BV	5.000%	1/15/32	80	71
[3]	Warnermedia Holdings Inc.	3.755%	3/15/27	3	3
[3]	Warnermedia Holdings Inc.	5.050%	3/15/42	50	34
[3]	Warnermedia Holdings Inc.	5.141%	3/15/52	41	25
					15,217
Consumer Discretionary (1.2%)
[7]	1011778 BC ULC	3.875%	1/15/28	65	63
[7]	1011778 BC ULC	6.125%	6/15/29	195	200
[7]	1011778 BC ULC	5.625%	9/15/29	40	41
[7]	Allied Universal Holdco LLC	6.875%	6/15/30	40	41
	American Axle & Manufacturing Inc.	5.000%	10/1/29	30	27
[7]	Asbury Automotive Group Inc.	5.000%	2/15/32	150	143
[7]	Belron UK Finance plc	5.750%	10/15/29	35	35
	BorgWarner Inc.	4.950%	8/15/29	115	117
[7]	Builders FirstSource Inc.	6.375%	3/1/34	95	97
[7]	Builders FirstSource Inc.	6.750%	5/15/35	50	51

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Caesars Entertainment Inc.	7.000%	2/15/30	85	88
[7]	Caesars Entertainment Inc.	6.500%	2/15/32	25	26
[7]	Carnival Corp.	5.750%	3/1/27	80	81
[7]	Carnival Corp.	4.000%	8/1/28	200	196
[7]	Carnival Corp.	6.000%	5/1/29	6	6
[7]	Carnival Corp.	5.750%	3/15/30	80	81
[7]	Carnival Corp.	5.875%	6/15/31	120	122
[7]	Champ Acquisition Corp.	8.375%	12/1/31	15	16
[7]	Churchill Downs Inc.	5.750%	4/1/30	195	196
[7]	Clarios Global LP	8.500%	5/15/27	75	75
[7]	Clarios Global LP	6.750%	2/15/30	45	47
	Dana Inc.	4.250%	9/1/30	65	64
	Dana Inc.	4.500%	2/15/32	30	29
[7,9]	Flutter Treasury DAC	4.000%	6/4/31	200	235
[7]	Flutter Treasury DAC	5.875%	6/4/31	50	50
	Ford Motor Co.	9.625%	4/22/30	10	12
	Ford Motor Credit Co. LLC	4.950%	5/28/27	75	75
	Ford Motor Credit Co. LLC	6.800%	5/12/28	315	326
	Ford Motor Credit Co. LLC	2.900%	2/10/29	310	282
	Ford Motor Credit Co. LLC	7.200%	6/10/30	75	79
	Ford Motor Credit Co. LLC	6.054%	11/5/31	205	204
[7]	Garda World Security Corp.	7.750%	2/15/28	170	176
[7]	Garda World Security Corp.	8.250%	8/1/32	35	36
[7]	Garrett Motion Holdings Inc.	7.750%	5/31/32	100	104
	General Motors Co.	5.200%	4/1/45	230	197
	General Motors Financial Co. Inc.	5.000%	7/15/27	485	488
	General Motors Financial Co. Inc.	5.350%	7/15/27	225	228
	General Motors Financial Co. Inc.	5.550%	7/15/29	550	562
	General Motors Financial Co. Inc.	5.850%	4/6/30	125	129
	General Motors Financial Co. Inc.	3.600%	6/21/30	125	117
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	150	147
	Goodyear Tire & Rubber Co.	6.625%	7/15/30	165	168
[7]	Hanesbrands Inc.	9.000%	2/15/31	15	16
[9]	Harley-Davidson Financial Services Inc.	5.125%	4/5/26	100	120
[7]	HBC US Holdings LLC	11.000%	12/15/29	25	9
[7]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/29	12	12
[7]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/29	55	53
[7]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/33	70	71
	Home Depot Inc.	4.950%	9/15/52	110	100
[7]	JH North America Holdings Inc.	5.875%	1/31/31	15	15
[7]	JH North America Holdings Inc.	6.125%	7/31/32	25	25
	KB Home	7.250%	7/15/30	115	119
[7]	Lithia Motors Inc.	4.625%	12/15/27	160	159
[7]	Live Nation Entertainment Inc.	6.500%	5/15/27	190	193
	Lowe's Cos. Inc.	4.450%	4/1/62	190	147
[7]	MGM China Holdings Ltd.	7.125%	6/26/31	55	57
	MGM Resorts International	6.500%	4/15/32	25	25
[7]	Miter Brands Acquisition Holdco Inc.	6.750%	4/1/32	30	31
[7]	MIWD Holdco II LLC	5.500%	2/1/30	45	43
[7]	NCL Corp. Ltd.	5.875%	2/15/27	200	201
[7]	NCL Corp. Ltd.	8.125%	1/15/29	10	11
[7]	NCL Corp. Ltd.	7.750%	2/15/29	110	117
[7]	NCL Corp. Ltd.	6.750%	2/1/32	100	102
	Newell Brands Inc.	6.375%	9/15/27	55	56
[7]	Newell Brands Inc.	8.500%	6/1/28	70	74
	Newell Brands Inc.	6.625%	9/15/29	95	94
	Newell Brands Inc.	6.375%	5/15/30	15	15
	Newell Brands Inc.	6.625%	5/15/32	20	19
	Newell Brands Inc.	6.875%	4/1/36	20	19
	Newell Brands Inc.	7.000%	4/1/46	30	26
[7]	Nissan Motor Co. Ltd.	4.810%	9/17/30	70	64
[7]	Ontario Gaming GTA LP	8.000%	8/1/30	40	40
[7]	Phinia Inc.	6.625%	10/15/32	30	30
[7]	Rivers Enterprise Borrower LLC	6.625%	2/1/33	25	25
[7]	Royal Caribbean Cruises Ltd.	5.625%	9/30/31	45	45
	Service Corp. International	4.000%	5/15/31	5	5
[7]	Six Flags Entertainment Corp.	6.625%	5/1/32	30	31
[7]	Standard Building Solutions Inc.	6.500%	8/15/32	35	36
[7]	Studio City Co. Ltd.	7.000%	2/15/27	125	126
[7]	Studio City Finance Ltd.	5.000%	1/15/29	50	46

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tapestry Inc.	5.100%	3/11/30	150	152
	Toyota Motor Credit Corp.	4.500%	5/14/27	490	493
[3]	Toyota Motor Credit Corp.	4.600%	10/10/31	150	150
[6,7]	Vail Resorts Inc.	5.625%	7/15/30	85	85
[7]	Vail Resorts Inc.	6.500%	5/15/32	95	98
[7]	Wayfair LLC	7.250%	10/31/29	35	35
	Whirlpool Corp.	6.125%	6/15/30	15	15
	Whirlpool Corp.	6.500%	6/15/33	65	65
[7]	Wynn Macau Ltd.	5.625%	8/26/28	10	10
[7]	Wynn Macau Ltd.	5.125%	12/15/29	40	38
					8,975
Consumer Staples (1.8%)
[7]	Albertsons Cos. Inc.	6.500%	2/15/28	55	56
[7]	Albertsons Cos. Inc.	6.250%	3/15/33	150	155
	Altria Group Inc.	3.400%	2/4/41	135	100
	Altria Group Inc.	3.875%	9/16/46	150	111
[3]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	200	195
[3,9]	Anheuser-Busch InBev SA/NV	3.700%	4/2/40	200	230
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	150	153
	Avery Dennison Corp.	4.875%	12/6/28	192	195
	BAT Capital Corp.	3.557%	8/15/27	237	233
	BAT Capital Corp.	2.259%	3/25/28	220	208
	BAT Capital Corp.	7.081%	8/2/53	510	568
[3,9]	BAT International Finance plc	4.125%	4/12/32	300	362
[3,9]	British American Tobacco plc	3.000%	Perpetual	500	584
	Conagra Brands Inc.	5.300%	10/1/26	285	288
[9]	Danone SA	1.000%	Perpetual	300	341
[7]	Energizer Holdings Inc.	4.750%	6/15/28	208	203
[7]	Energizer Holdings Inc.	4.375%	3/31/29	180	171
[7]	Imperial Brands Finance plc	6.125%	7/27/27	200	206
[6,7]	Imperial Brands Finance plc	4.500%	6/30/28	500	500
[3,9]	Imperial Brands Finance plc	3.875%	2/12/34	100	116
[6,7]	Imperial Brands Finance plc	6.375%	7/1/55	250	253
[7]	JBS USA LUX Sarl	5.950%	4/20/35	1	1
[7]	JBS USA LUX Sarl	6.375%	2/25/55	760	777
[7]	KeHE Distributors LLC	9.000%	2/15/29	100	104
	Keurig Dr Pepper Inc.	4.500%	11/15/45	350	294
	Kraft Heinz Foods Co.	3.750%	4/1/30	320	310
	Kroger Co.	5.000%	9/15/34	390	388
	Kroger Co.	4.450%	2/1/47	93	77
	Kroger Co.	5.500%	9/15/54	350	332
[7]	Lamb Weston Holdings Inc.	4.125%	1/31/30	141	134
[7]	Mars Inc.	5.000%	3/1/32	190	193
[7]	Mars Inc.	5.200%	3/1/35	1,002	1,014
[7]	Mars Inc.	5.700%	5/1/55	1,040	1,037
[7]	Mars Inc.	5.800%	5/1/65	530	530
[7]	Opal Bidco SAS	6.500%	3/31/32	165	168
[7]	Performance Food Group Inc.	5.500%	10/15/27	60	60
[7]	Performance Food Group Inc.	4.250%	8/1/29	20	19
[7]	Performance Food Group Inc.	6.125%	9/15/32	55	56
[3,9]	Philip Morris International Inc.	2.750%	6/6/29	200	233
	Philip Morris International Inc.	5.625%	11/17/29	225	236
[9]	Philip Morris International Inc.	3.250%	6/6/32	100	116
	Philip Morris International Inc.	4.875%	4/30/35	620	612
[9]	Philip Morris International Inc.	1.450%	8/1/39	100	84
	Philip Morris International Inc.	4.500%	3/20/42	106	93
	Philip Morris International Inc.	4.250%	11/10/44	175	148
[7]	Post Holdings Inc.	5.500%	12/15/29	41	41
[7]	Post Holdings Inc.	6.250%	2/15/32	105	108
[7]	Post Holdings Inc.	6.375%	3/1/33	55	56
	Tyson Foods Inc.	3.550%	6/2/27	500	493
[7]	US Foods Inc.	6.875%	9/15/28	10	10
[7]	US Foods Inc.	4.750%	2/15/29	42	41
[7]	US Foods Inc.	5.750%	4/15/33	35	35
	Walgreens Boots Alliance Inc.	8.125%	8/15/29	35	37
					13,065
Energy (3.1%)
[7]	Antero Midstream Partners LP	6.625%	2/1/32	45	46
[7]	Ascent Resources Utica Holdings LLC	6.625%	10/15/32	125	127

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Ascent Resources Utica Holdings LLC	6.625%	7/15/33	65	66
[7]	Blue Racer Midstream LLC	6.625%	7/15/26	295	295
[7]	Blue Racer Midstream LLC	7.000%	7/15/29	80	83
[7]	Blue Racer Midstream LLC	7.250%	7/15/32	30	32
	Boardwalk Pipelines LP	4.800%	5/3/29	85	86
	BP Capital Markets America Inc.	3.060%	6/17/41	386	285
	BP Capital Markets America Inc.	2.939%	6/4/51	517	324
[3,9]	BP Capital Markets BV	0.933%	12/4/40	200	148
[9]	BP Capital Markets plc	3.625%	Perpetual	100	117
	Canadian Natural Resources Ltd.	6.250%	3/15/38	3	3
[3]	Canadian Natural Resources Ltd.	4.950%	6/1/47	90	77
	Cheniere Energy Inc.	4.625%	10/15/28	47	47
	Cheniere Energy Partners LP	3.250%	1/31/32	160	143
	Cheniere Energy Partners LP	5.950%	6/30/33	30	31
[6,7]	Cheniere Energy Partners LP	5.550%	10/30/35	610	615
[7]	Chord Energy Corp.	6.750%	3/15/33	35	36
[7]	Civitas Resources Inc.	8.375%	7/1/28	50	51
[7]	Civitas Resources Inc.	8.625%	11/1/30	20	20
[7]	Civitas Resources Inc.	8.750%	7/1/31	65	66
[7]	Civitas Resources Inc.	9.625%	6/15/33	110	113
[7]	CNX Resources Corp.	7.375%	1/15/31	45	47
[7]	CNX Resources Corp.	7.250%	3/1/32	65	67
	ConocoPhillips Co.	3.800%	3/15/52	140	102
	Coterra Energy Inc.	5.400%	2/15/35	610	604
	DCP Midstream Operating LP	5.625%	7/15/27	240	245
	Devon Energy Corp.	4.750%	5/15/42	113	95
[7]	Diamond Foreign Asset Co.	8.500%	10/1/30	110	114
	Diamondback Energy Inc.	5.200%	4/18/27	590	598
	Diamondback Energy Inc.	5.750%	4/18/54	180	167
[7]	DT Midstream Inc.	4.125%	6/15/29	155	150
	Eastern Energy Gas Holdings LLC	6.200%	1/15/55	310	321
	Enbridge Inc.	6.200%	11/15/30	540	578
	Enbridge Inc.	6.700%	11/15/53	205	222
	Energy Transfer LP	4.400%	3/15/27	415	415
	Energy Transfer LP	5.250%	4/15/29	139	142
	Energy Transfer LP	5.250%	7/1/29	215	220
	Energy Transfer LP	5.300%	4/1/44	120	107
	Energy Transfer LP	5.150%	3/15/45	200	176
	Energy Transfer LP	5.400%	10/1/47	319	284
	Energy Transfer LP	5.950%	5/15/54	205	195
	Enterprise Products Operating LLC	3.700%	1/31/51	305	221
	EOG Resources Inc.	5.650%	12/1/54	470	460
[7]	EQT Corp.	7.500%	6/1/27	95	97
	EQT Corp.	3.900%	10/1/27	50	49
[7]	EQT Corp.	4.500%	1/15/29	2	2
[7]	EQT Corp.	7.500%	6/1/30	127	140
[7]	Excelerate Energy LP	8.000%	5/15/30	110	116
[3]	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/27	1,269	1,224
[3]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	938	831
	Genesis Energy LP	8.250%	1/15/29	155	162
	Genesis Energy LP	8.000%	5/15/33	45	47
[7]	Helmerich & Payne Inc.	4.650%	12/1/27	65	64
[7]	Helmerich & Payne Inc.	4.850%	12/1/29	40	38
	Hess Corp.	7.875%	10/1/29	160	180
[7]	Hess Midstream Operations LP	6.500%	6/1/29	35	36
	Kinder Morgan Inc.	5.150%	6/1/30	420	429
[7]	Kinetik Holdings LP	6.625%	12/15/28	45	46
[7]	Kinetik Holdings LP	5.875%	6/15/30	10	10
	Marathon Petroleum Corp.	5.150%	3/1/30	750	765
[7]	Matador Resources Co.	6.250%	4/15/33	15	15
	MPLX LP	4.800%	2/15/29	110	111
	Occidental Petroleum Corp.	5.000%	8/1/27	235	237
	Occidental Petroleum Corp.	6.375%	9/1/28	197	205
	Occidental Petroleum Corp.	5.200%	8/1/29	295	296
	Occidental Petroleum Corp.	7.500%	5/1/31	70	77
	Occidental Petroleum Corp.	6.600%	3/15/46	5	5
	ONEOK Inc.	5.550%	11/1/26	210	213
	ONEOK Inc.	5.800%	11/1/30	230	241
[7]	ORLEN SA	6.000%	1/30/35	480	492
[7]	Permian Resources Operating LLC	5.875%	7/1/29	180	181

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Permian Resources Operating LLC	9.875%	7/15/31	12	13
[7]	Petronas Capital Ltd.	4.950%	1/3/31	137	140
[7]	Petronas Capital Ltd.	5.340%	4/3/35	817	839
	Phillips 66 Co.	5.250%	6/15/31	290	298
	Phillips 66 Co.	5.650%	6/15/54	300	279
	Pioneer Natural Resources Co.	2.150%	1/15/31	310	275
[7]	Raizen Fuels Finance SA	6.950%	3/5/54	1,940	1,797
	Range Resources Corp.	8.250%	1/15/29	70	72
[7]	Rockies Express Pipeline LLC	6.750%	3/15/33	25	26
[3]	SA Global Sukuk Ltd.	1.602%	6/17/26	200	194
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	115	114
[7]	Schlumberger Holdings Corp.	5.000%	5/29/27	360	365
[7]	Seadrill Finance Ltd.	8.375%	8/1/30	10	10
[7]	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/55	79	82
[7]	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/55	25	26
	Suncor Energy Inc.	4.000%	11/15/47	147	109
	Suncor Energy Inc.	3.750%	3/4/51	60	42
[7]	Tallgrass Energy Partners LP	7.375%	2/15/29	67	69
[7]	Tallgrass Energy Partners LP	6.000%	12/31/30	45	44
	Targa Resources Corp.	5.200%	7/1/27	110	111
	Targa Resources Corp.	6.150%	3/1/29	455	479
	Targa Resources Corp.	6.125%	3/15/33	175	185
	Targa Resources Corp.	6.500%	3/30/34	420	452
	Targa Resources Partners LP	6.875%	1/15/29	45	46
[3,9]	TotalEnergies Capital International SA	3.852%	3/3/45	100	111
[3,9]	TotalEnergies SE	1.625%	Perpetual	200	226
[3,9]	TotalEnergies SE	2.000%	Perpetual	200	231
	TransCanada PipeLines Ltd.	4.250%	5/15/28	33	33
[7]	Transocean Inc.	8.250%	5/15/29	5	5
[7]	Transocean Inc.	8.750%	2/15/30	48	49
[7]	Transocean Inc.	8.500%	5/15/31	45	40
[7]	Transocean Titan Financing Ltd.	8.375%	2/1/28	68	69
[7]	Valaris Ltd.	8.375%	4/30/30	113	116
	Valero Energy Corp.	5.150%	2/15/30	290	296
[7]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	245	231
[7]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	120	124
[7]	Venture Global LNG Inc.	9.500%	2/1/29	185	202
[7]	Venture Global LNG Inc.	7.000%	1/15/30	40	40
[7]	Venture Global LNG Inc.	8.375%	6/1/31	70	73
[7]	Venture Global LNG Inc.	9.875%	2/1/32	95	103
[6,7]	Venture Global Plaquemines LNG LLC	6.500%	1/15/34	35	35
[6,7]	Venture Global Plaquemines LNG LLC	6.750%	1/15/36	40	40
[7]	Viper Energy Inc.	7.375%	11/1/31	45	48
[7]	Vital Energy Inc.	7.750%	7/31/29	30	27
[7]	Vital Energy Inc.	7.875%	4/15/32	11	9
	Western Midstream Operating LP	4.500%	3/1/28	215	214
	Western Midstream Operating LP	4.750%	8/15/28	236	236
					23,275
Financials (12.1%)
[7]	200 Park Funding Trust	5.740%	2/15/55	444	438
[3,9]	ABN AMRO Bank NV	5.125%	2/22/33	100	123
	AerCap Ireland Capital DAC	2.450%	10/29/26	150	146
	AerCap Ireland Capital DAC	6.100%	1/15/27	860	879
	AerCap Ireland Capital DAC	4.875%	4/1/28	510	515
	AerCap Ireland Capital DAC	3.850%	10/29/41	300	240
[7]	Alliant Holdings Intermediate LLC	7.000%	1/15/31	18	19
[7]	Alliant Holdings Intermediate LLC	6.500%	10/1/31	50	51
[7]	Alliant Holdings Intermediate LLC	7.375%	10/1/32	52	54
	Ally Financial Inc.	5.737%	5/15/29	245	249
	American Express Co.	5.043%	7/26/28	376	381
	American Express Co.	5.085%	1/30/31	360	368
	American Express Co.	5.442%	1/30/36	220	225
	American International Group Inc.	4.850%	5/7/30	1,330	1,351
[7]	AmWINS Group Inc.	6.375%	2/15/29	60	61
[7]	AmWINS Group Inc.	4.875%	6/30/29	10	10
	Aon North America Inc.	5.150%	3/1/29	670	686
	Aon North America Inc.	5.750%	3/1/54	320	315
	Apollo Global Management Inc.	5.800%	5/21/54	433	428
	Apollo Global Management Inc.	6.000%	12/15/54	330	323

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,9]	Arbejdernes Landsbank A/S	3.625%	3/5/30	300	355
	Ares Capital Corp.	5.875%	3/1/29	200	204
	Ares Strategic Income Fund	5.700%	3/15/28	280	282
[3,9]	Argenta Spaarbank NV	1.375%	2/8/29	200	226
	Arthur J Gallagher & Co.	4.600%	12/15/27	407	410
	Assurant Inc.	4.900%	3/27/28	28	28
[7]	Athene Global Funding	1.985%	8/19/28	750	693
	Athene Holding Ltd.	6.250%	4/1/54	118	116
	Athene Holding Ltd.	6.625%	10/15/54	187	184
[9]	Athora Holding Ltd.	6.625%	6/16/28	200	253
[7]	Australia & New Zealand Banking Group Ltd.	6.742%	12/8/32	320	348
[10]	Aviva plc	6.125%	9/12/54	100	137
[7]	Banco de Credito del Peru S.A.	6.450%	7/30/35	284	290
	Bank of America Corp.	5.933%	9/15/27	1,000	1,017
	Bank of America Corp.	5.744%	2/12/36	1,020	1,036
[3]	Bank of America Corp.	4.078%	4/23/40	340	295
[3,9]	Bank of Cyprus PCL	2.500%	6/24/27	100	117
[3,9]	Bank of Cyprus PCL	5.000%	5/2/29	100	123
	Bank of New York Mellon Corp.	5.060%	7/22/32	289	295
[3]	Bank of New York Mellon Corp.	6.474%	10/25/34	310	341
	Barclays plc	5.304%	8/9/26	200	200
	Barclays plc	4.837%	9/10/28	158	159
	Barclays plc	7.385%	11/2/28	200	212
	Barclays plc	5.086%	2/25/29	431	436
[10]	Barclays plc	3.750%	11/22/30	100	136
	Barclays plc	3.330%	11/24/42	200	148
[3,9]	Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	318	364
[3,9]	Blackstone Property Partners Europe Holdings Sarl	1.000%	5/4/28	500	555
[3,10]	Blackstone Property Partners Europe Holdings Sarl	2.625%	10/20/28	100	127
	Block Inc.	2.750%	6/1/26	10	10
	Block Inc.	6.500%	5/15/32	145	150
[7]	BNP Paribas SA	5.283%	11/19/30	110	112
[3,10]	BNP Paribas SA	2.000%	5/24/31	400	535
[3,9]	BNP Paribas SA	2.500%	3/31/32	100	117
[3,9]	BNP Paribas SA	0.875%	8/31/33	200	219
[10]	BPCE SA	5.250%	4/16/29	200	276
[10]	BPCE SA	2.500%	11/30/32	400	516
	Brown & Brown Inc.	4.700%	6/23/28	216	218
	Brown & Brown Inc.	5.250%	6/23/32	152	155
	Capital One Financial Corp.	3.750%	7/28/26	230	228
	Capital One Financial Corp.	5.468%	2/1/29	120	123
	Capital One Financial Corp.	3.273%	3/1/30	480	459
[3]	Capital One Financial Corp.	7.624%	10/30/31	164	185
	Capital One Financial Corp.	6.183%	1/30/36	1,155	1,174
	Charles Schwab Corp.	6.136%	8/24/34	709	767
	Citigroup Inc.	4.643%	5/7/28	3,040	3,049
	Citigroup Inc.	4.542%	9/19/30	1,320	1,314
	Citigroup Inc.	6.174%	5/25/34	170	178
	Citigroup Inc.	5.827%	2/13/35	280	285
	Citigroup Inc.	6.020%	1/24/36	340	349
	Citigroup Inc.	4.650%	7/30/45	145	127
	Citizens Financial Group Inc.	5.253%	3/5/31	233	236
[3,10]	Close Brothers Finance plc	2.750%	10/19/26	100	134
[3,10]	Close Brothers Finance plc	1.625%	12/3/30	200	225
	Cooperatieve Rabobank UA	4.494%	10/17/29	250	253
	Corebridge Financial Inc.	3.650%	4/5/27	150	148
	Corebridge Financial Inc.	3.850%	4/5/29	330	323
	Corebridge Financial Inc.	3.900%	4/5/32	200	188
	Corebridge Financial Inc.	4.350%	4/5/42	190	159
	Corebridge Financial Inc.	4.400%	4/5/52	300	240
[7]	Credit Acceptance Corp.	6.625%	3/15/30	105	107
[7]	Credit Agricole SA	4.631%	9/11/28	250	250
	Credit Suisse USA LLC	7.125%	7/15/32	340	387
[7]	Danske Bank A/S	5.427%	3/1/28	200	204
	Deutsche Bank AG	5.297%	5/9/31	505	513
[3,9]	Deutsche Bank AG	5.625%	5/19/31	200	239
[9]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	2.500%	1/25/27	300	347
	Equitable Holdings Inc.	5.000%	4/20/48	102	90
[3,9]	Eurobank SA	4.000%	2/7/36	100	116
	Fifth Third Bancorp	6.339%	7/27/29	280	295

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fifth Third Bancorp	4.895%	9/6/30	380	384
[7]	Focus Financial Partners LLC	6.750%	9/15/31	45	46
[7]	Freedom Mortgage Holdings LLC	9.250%	2/1/29	10	10
[7]	Freedom Mortgage Holdings LLC	8.375%	4/1/32	55	56
	GATX Corp.	3.250%	9/15/26	41	40
	GATX Corp.	4.550%	11/7/28	22	22
	GATX Corp.	4.700%	4/1/29	51	51
[3,9]	Generali	5.500%	10/27/47	100	124
[7]	GGAM Finance Ltd.	8.000%	2/15/27	60	62
[7]	GGAM Finance Ltd.	8.000%	6/15/28	35	37
[7]	Global Atlantic Fin Co.	7.950%	6/15/33	372	422
[7]	Global Atlantic Fin Co.	6.750%	3/15/54	310	318
	Goldman Sachs Group Inc.	4.692%	10/23/30	380	381
	Goldman Sachs Group Inc.	6.750%	10/1/37	200	219
	Goldman Sachs Group Inc.	2.908%	7/21/42	225	161
[3]	Goldman Sachs Group Inc.	4.800%	7/8/44	140	126
	Goldman Sachs Group Inc.	5.561%	11/19/45	1,400	1,379
	Golub Capital Private Credit Fund	5.875%	5/1/30	330	330
[3,9]	Grand City Properties SA	0.125%	1/11/28	400	438
[7]	Howden UK Refinance plc	7.250%	2/15/31	25	26
[7]	Howden UK Refinance plc	8.125%	2/15/32	55	57
	HPS Corporate Lending Fund	5.950%	4/14/32	290	289
	HSBC Holdings plc	5.887%	8/14/27	671	680
	HSBC Holdings plc	5.130%	11/19/28	419	424
[3]	HSBC Holdings plc	3.973%	5/22/30	450	438
	HSBC Holdings plc	2.804%	5/24/32	400	355
	HSBC Holdings plc	5.874%	11/18/35	14	14
	HSBC Holdings plc	5.790%	5/13/36	222	229
	HSBC Holdings plc	6.332%	3/9/44	175	188
	HSBC USA Inc.	4.650%	6/3/28	682	688
[7]	HUB International Ltd.	7.250%	6/15/30	20	21
[7]	HUB International Ltd.	7.375%	1/31/32	25	26
	Huntington Bancshares Inc.	6.208%	8/21/29	800	839
	Huntington Bancshares Inc.	5.272%	1/15/31	109	112
	Huntington Bancshares Inc.	5.709%	2/2/35	583	596
	Huntington Bancshares Inc.	2.487%	8/15/36	150	126
	Huntington Bancshares Inc.	6.141%	11/18/39	370	378
	Huntington National Bank	4.871%	4/12/28	621	625
	Intercontinental Exchange Inc.	3.625%	9/1/28	148	145
	Intercontinental Exchange Inc.	5.250%	6/15/31	330	342
	Intercontinental Exchange Inc.	4.950%	6/15/52	100	90
[9]	JAB Holdings BV	4.375%	4/25/34	300	359
	JPMorgan Chase & Co.	5.040%	1/23/28	300	303
	JPMorgan Chase & Co.	5.571%	4/22/28	450	459
	JPMorgan Chase & Co.	4.979%	7/22/28	578	585
	JPMorgan Chase & Co.	4.505%	10/22/28	740	742
	JPMorgan Chase & Co.	4.603%	10/22/30	470	472
	JPMorgan Chase & Co.	5.140%	1/24/31	700	718
	JPMorgan Chase & Co.	5.572%	4/22/36	725	752
	JPMorgan Chase & Co.	6.400%	5/15/38	200	222
	JPMorgan Chase & Co.	5.500%	10/15/40	50	51
	KeyBank NA	5.000%	1/26/33	100	99
	KeyCorp	6.401%	3/6/35	110	117
	Lloyds Banking Group plc	6.068%	6/13/36	281	289
[7]	Lseg US Fin Corp.	4.875%	3/28/27	200	202
	M&T Bank Corp.	5.179%	7/8/31	430	437
	M&T Bank Corp.	6.082%	3/13/32	708	747
	M&T Bank Corp.	5.053%	1/27/34	127	125
[3]	M&T Bank Corp.	5.385%	1/16/36	70	70
[3]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	250	244
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	1,500	1,513
	Manufacturers & Traders Trust Co.	4.762%	7/6/28	492	495
	MetLife Inc.	4.875%	11/13/43	100	92
	MetLife Inc.	5.000%	7/15/52	100	91
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	200	205
	Morgan Stanley	3.950%	4/23/27	174	173
[3]	Morgan Stanley	5.652%	4/13/28	399	408
	Morgan Stanley	4.654%	10/18/30	730	732
	Morgan Stanley	5.230%	1/15/31	651	668
[3]	Morgan Stanley	2.511%	10/20/32	640	561

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	5.466%	1/18/35	350	358
	Morgan Stanley	5.664%	4/17/36	725	752
[3]	Morgan Stanley	3.971%	7/22/38	175	152
[3]	Morgan Stanley	4.457%	4/22/39	140	130
	Morgan Stanley	5.516%	11/19/55	1,130	1,105
[3]	Morgan Stanley Bank NA	4.952%	1/14/28	560	565
[3]	Morgan Stanley Bank NA	5.504%	5/26/28	250	255
[3]	Morgan Stanley Bank NA	4.968%	7/14/28	1,239	1,254
	Nasdaq Inc.	5.350%	6/28/28	269	277
	Nasdaq Inc.	3.950%	3/7/52	24	18
	Nasdaq Inc.	5.950%	8/15/53	300	306
[7]	National Australia Bank Ltd.	2.990%	5/21/31	250	224
	National Bank of Canada	4.950%	2/1/28	890	897
[7]	Nationstar Mortgage Holdings Inc.	6.500%	8/1/29	50	51
[7]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	60	60
[7]	Nationstar Mortgage Holdings Inc.	7.125%	2/1/32	35	36
	NatWest Group plc	5.583%	3/1/28	270	275
[3]	NatWest Group plc	4.892%	5/18/29	200	202
[3,10]	NatWest Group plc	2.105%	11/28/31	100	132
	Navient Corp.	4.875%	3/15/28	8	8
	Navient Corp.	9.375%	7/25/30	30	33
[7]	New York Life Global Funding	4.850%	1/9/28	500	509
[3,9]	NIBC Bank NV	4.500%	6/12/35	200	239
[3,9]	Oldenburgische Landesbank AG	8.500%	4/24/34	200	267
[7]	Omnis Funding Trust	6.722%	5/15/55	551	571
	OneMain Finance Corp.	3.500%	1/15/27	65	64
	OneMain Finance Corp.	6.625%	1/15/28	130	134
[3,9]	P3 Group Sarl	1.625%	1/26/29	200	222
[7]	Panther Escrow Issuer LLC	7.125%	6/1/31	51	53
[7]	Penske Truck Leasing Co. LP	5.250%	2/1/30	2	2
[7]	Phoenix Aviation Capital Ltd.	9.250%	7/15/30	225	233
[10]	Phoenix Group Holdings plc	6.625%	12/18/25	100	138
	PNC Financial Services Group Inc.	5.492%	5/14/30	1,330	1,378
	PNC Financial Services Group Inc.	6.875%	10/20/34	500	559
	PNC Financial Services Group Inc.	5.575%	1/29/36	70	72
	Prudential Financial Inc.	3.935%	12/7/49	250	191
	Prudential Financial Inc.	6.500%	3/15/54	150	155
[3,9]	Public Property Invest A/S	4.625%	3/12/30	100	120
[9]	Raiffeisen Bank International AG	2.875%	6/18/32	200	232
[9]	Raiffeisen Bank International AG	1.375%	6/17/33	300	331
	Regions Financial Corp.	5.722%	6/6/30	1,225	1,265
	Regions Financial Corp.	5.502%	9/6/35	813	815
	RenaissanceRe Holdings Ltd.	5.800%	4/1/35	121	124
[7]	Rocket Cos. Inc.	6.125%	8/1/30	60	61
[7]	Rocket Cos. Inc.	6.375%	8/1/33	90	92
[7]	Rocket Mortgage LLC	2.875%	10/15/26	55	54
[10]	Rothesay Life plc	8.000%	10/30/25	100	138
[10]	Rothesay Life plc	3.375%	7/12/26	300	406
[3]	Royal Bank of Canada	5.200%	8/1/28	120	124
[3]	Royal Bank of Canada	4.522%	10/18/28	697	700
[3]	Royal Bank of Canada	4.969%	8/2/30	513	520
[3]	Royal Bank of Canada	4.650%	10/18/30	590	591
[7]	Ryan Specialty LLC	5.875%	8/1/32	80	81
[10]	Scottish Widows Ltd.	7.000%	6/16/43	100	141
[7]	Shift4 Payments LLC	6.750%	8/15/32	40	42
[7]	Sixth Street Lending Partners	6.125%	7/15/30	520	530
[9]	Skandinaviska Enskilda Banken AB	5.000%	8/17/33	230	285
	State Street Corp.	4.834%	4/24/30	965	984
	Suci Second Investment Co.	4.375%	9/10/27	2,085	2,071
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	720	731
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	400	412
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/44	364	370
	Synovus Financial Corp.	6.168%	11/1/30	595	610
[3,9]	Talanx AG	2.250%	12/5/47	300	345
	Toronto-Dominion Bank	4.783%	12/17/29	750	759
[3]	Truist Financial Corp.	5.071%	5/20/31	1,156	1,174
	UBS AG	5.000%	7/9/27	800	812
	UBS AG	7.500%	2/15/28	500	539
[7]	UBS Group AG	6.327%	12/22/27	350	359
[7]	UBS Group AG	4.282%	1/9/28	1,430	1,423

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	UBS Group AG	4.253%	3/23/28	200	199
[7]	UBS Group AG	5.617%	9/13/30	345	358
[7]	UBS Group AG	3.091%	5/14/32	280	254
[7]	UBS Group AG	5.580%	5/9/36	895	916
	US Bancorp	5.775%	6/12/29	940	976
	US Bancorp	5.083%	5/15/31	617	630
[3]	US Bancorp	4.967%	7/22/33	13	13
	US Bancorp	5.850%	10/21/33	188	198
	US Bancorp	4.839%	2/1/34	220	217
	US Bancorp	5.836%	6/12/34	340	357
[7]	USI Inc.	7.500%	1/15/32	12	13
[7]	UWM Holdings LLC	6.625%	2/1/30	30	30
[3]	Wells Fargo & Co.	2.393%	6/2/28	490	472
[3]	Wells Fargo & Co.	5.557%	7/25/34	269	278
	Wells Fargo & Co.	6.491%	10/23/34	343	375
[3]	Wells Fargo & Co.	3.068%	4/30/41	175	132
	Wells Fargo & Co.	5.375%	11/2/43	155	147
[3]	Wells Fargo & Co.	4.611%	4/25/53	50	43
[7]	WEX Inc.	6.500%	3/15/33	35	35
	Willis North America Inc.	2.950%	9/15/29	904	851
					89,786
Health Care (2.0%)
[7]	1261229 BC Ltd.	10.000%	4/15/32	82	83
	AbbVie Inc.	4.050%	11/21/39	702	615
	AbbVie Inc.	5.500%	3/15/64	125	121
	Amgen Inc.	4.950%	10/1/41	450	414
	Amgen Inc.	5.650%	3/2/53	445	435
	Amgen Inc.	5.750%	3/2/63	95	92
[7]	Bausch + Lomb Corp.	8.375%	10/1/28	8	8
[9]	Bayer AG	1.000%	1/12/36	200	174
[3,9]	Bayer AG	6.625%	9/25/83	100	125
	Becton Dickinson & Co.	4.874%	2/8/29	365	370
[3]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	240	149
	Cardinal Health Inc.	5.750%	11/15/54	765	754
	Cencora Inc.	4.625%	12/15/27	195	197
	Cencora Inc.	4.300%	12/15/47	300	242
[3]	CommonSpirit Health	4.350%	11/1/42	300	252
[7]	Community Health Systems Inc.	10.875%	1/15/32	85	90
	CVS Health Corp.	1.750%	8/21/30	476	411
	CVS Health Corp.	6.000%	6/1/44	325	321
[7]	DaVita Inc.	4.625%	6/1/30	100	96
[7]	DaVita Inc.	3.750%	2/15/31	40	36
[7]	DaVita Inc.	6.875%	9/1/32	65	67
[7]	DaVita Inc.	6.750%	7/15/33	30	31
	Elevance Health Inc.	5.150%	6/15/29	215	221
	Elevance Health Inc.	3.125%	5/15/50	50	33
	Elevance Health Inc.	6.100%	10/15/52	210	214
	Elevance Health Inc.	5.700%	2/15/55	835	809
[7]	Endo Finance Holdings Inc.	8.500%	4/15/31	45	48
[7]	Fortrea Holdings Inc.	7.500%	7/1/30	40	36
	GE HealthCare Technologies Inc.	4.800%	8/14/29	150	152
	GE HealthCare Technologies Inc.	4.800%	1/15/31	310	313
	GE HealthCare Technologies Inc.	5.500%	6/15/35	290	297
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	730	628
	HCA Inc.	5.000%	3/1/28	150	152
	HCA Inc.	5.250%	3/1/30	285	292
[7]	IQVIA Inc.	6.250%	6/1/32	125	128
[7]	LifePoint Health Inc.	11.000%	10/15/30	35	39
	McKesson Corp.	4.950%	5/30/32	2,290	2,320
[7]	Medline Borrower LP	3.875%	4/1/29	28	27
[7]	Medline Borrower LP	6.250%	4/1/29	25	26
[7]	Medline Borrower LP	5.250%	10/1/29	25	25
	Merck & Co. Inc.	5.150%	5/17/63	265	244
[7]	Organon & Co.	6.750%	5/15/34	30	29
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	400	378
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	155	144
	Quest Diagnostics Inc.	4.200%	6/30/29	140	139
[7]	Radiology Partners Inc.	8.500%	7/15/32	75	75
	Revvity Inc.	3.300%	9/15/29	1	1

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Star Parent Inc.	9.000%	10/1/30	72	76
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	200	127
	Tenet Healthcare Corp.	6.125%	10/1/28	49	49
	Tenet Healthcare Corp.	4.250%	6/1/29	60	58
	Tenet Healthcare Corp.	6.750%	5/15/31	95	98
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	57	56
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	30	30
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/32	60	61
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	49	35
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/30	45	46
	UnitedHealth Group Inc.	4.400%	6/15/28	165	166
	UnitedHealth Group Inc.	4.650%	1/15/31	700	704
	UnitedHealth Group Inc.	5.300%	6/15/35	150	153
	UnitedHealth Group Inc.	2.750%	5/15/40	315	228
	UnitedHealth Group Inc.	5.950%	6/15/55	270	274
	UnitedHealth Group Inc.	6.050%	2/15/63	100	101
	UnitedHealth Group Inc.	5.200%	4/15/63	455	405
	Zoetis Inc.	4.700%	2/1/43	105	96
					14,616
Industrials (2.3%)
[7]	Advanced Drainage Systems Inc.	6.375%	6/15/30	75	77
[7]	Air Canada	3.875%	8/15/26	200	198
	Allegion plc	3.500%	10/1/29	4	4
[7]	Allison Transmission Inc.	4.750%	10/1/27	155	154
[7]	American Airlines Inc.	7.250%	2/15/28	44	45
[7]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	135	132
[7]	Arcosa Inc.	6.875%	8/15/32	20	21
[7]	Axon Enterprise Inc.	6.125%	3/15/30	10	10
[7]	Axon Enterprise Inc.	6.250%	3/15/33	25	26
	Boeing Co.	5.040%	5/1/27	610	615
	Boeing Co.	6.298%	5/1/29	20	21
	Boeing Co.	5.150%	5/1/30	265	270
	Boeing Co.	3.625%	2/1/31	675	636
	Boeing Co.	6.388%	5/1/31	661	711
	Boeing Co.	6.528%	5/1/34	781	849
	Boeing Co.	5.805%	5/1/50	250	240
	Boeing Co.	6.858%	5/1/54	586	642
[7]	Bombardier Inc.	7.250%	7/1/31	45	47
[7]	Bombardier Inc.	7.000%	6/1/32	45	47
[7]	Bombardier Inc.	6.750%	6/15/33	20	21
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	450	471
	Burlington Northern Santa Fe LLC	5.500%	3/15/55	135	134
[7]	BWX Technologies Inc.	4.125%	6/30/28	100	98
	Canadian Pacific Railway Co.	3.500%	5/1/50	142	101
[3,9]	Carrier Global Corp.	3.625%	1/15/37	100	114
[7]	Chart Industries Inc.	7.500%	1/1/30	25	26
[7]	Chart Industries Inc.	9.500%	1/1/31	15	16
[3,9]	CIMIC Finance Ltd.	1.500%	5/28/29	200	219
[7]	Clean Harbors Inc.	4.875%	7/15/27	75	75
[7]	Clean Harbors Inc.	6.375%	2/1/31	50	51
	CSX Corp.	3.800%	11/1/46	283	220
[7]	Delta Air Lines Inc.	4.750%	10/20/28	1,011	1,013
	Eaton Capital ULC	4.450%	5/9/30	230	231
[7]	Enpro Inc.	6.125%	6/1/33	40	41
[7]	ERAC USA Finance LLC	7.000%	10/15/37	920	1,055
[7]	First Student Bidco Inc.	4.000%	7/31/29	15	14
[7]	Gates Corp.	6.875%	7/1/29	40	41
	General Dynamics Corp.	4.950%	8/15/35	190	191
[7]	Genesee & Wyoming Inc.	6.250%	4/15/32	65	66
[7]	Herc Holdings Inc.	6.625%	6/15/29	45	46
[7]	Herc Holdings Inc.	7.000%	6/15/30	40	42
[7]	Herc Holdings Inc.	7.250%	6/15/33	25	26
	Huntington Ingalls Industries Inc.	5.353%	1/15/30	350	360
[7]	JetBlue Airways Corp.	9.875%	9/20/31	142	138
	Lockheed Martin Corp.	4.300%	6/15/62	360	283
[7]	Mileage Plus Holdings LLC	6.500%	6/20/27	1,263	1,266
[3,10]	Motability Operations Group plc	2.125%	1/18/42	300	247
[7]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	105	102
	RTX Corp.	4.875%	10/15/40	127	119

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	RTX Corp.	6.400%	3/15/54	183	200
[3]	Ryder System Inc.	5.300%	3/15/27	130	132
[7]	Siemens Funding BV	4.900%	5/28/32	975	990
[7]	Siemens Funding BV	5.800%	5/28/55	835	861
[7]	Siemens Funding BV	5.900%	5/28/65	490	507
[7]	Spirit AeroSystems Inc.	9.375%	11/30/29	64	68
[7]	Spirit AeroSystems Inc.	9.750%	11/15/30	83	92
[7]	Stonepeak Nile Parent LLC	7.250%	3/15/32	10	11
[7]	Terex Corp.	6.250%	10/15/32	27	27
[7]	TopBuild Corp.	3.625%	3/15/29	135	128
[7]	TopBuild Corp.	4.125%	2/15/32	25	23
[7]	TransDigm Inc.	6.750%	8/15/28	240	245
[7]	TransDigm Inc.	6.375%	3/1/29	111	114
[7]	TransDigm Inc.	7.125%	12/1/31	70	73
[7]	TransDigm Inc.	6.625%	3/1/32	6	6
[7]	TransDigm Inc.	6.375%	5/31/33	195	196
[7]	Triumph Group Inc.	9.000%	3/15/28	68	71
[7]	United Airlines Inc.	4.375%	4/15/26	155	154
[7]	United Airlines Inc.	4.625%	4/15/29	105	102
[3]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	28	28
	United Parcel Service Inc.	6.050%	5/14/65	300	307
	Waste Connections Inc.	5.250%	9/1/35	310	317
[7]	Waste Pro USA Inc.	7.000%	2/1/33	10	10
[7]	WESCO Distribution Inc.	6.375%	3/15/29	80	82
[7]	WESCO Distribution Inc.	6.625%	3/15/32	65	68
[7]	WESCO Distribution Inc.	6.375%	3/15/33	35	36
[6,7]	Yinson Bergenia Production BV	8.498%	1/31/45	750	760
					17,180
Materials (1.4%)
[9]	Air Products and Chemicals Inc.	3.450%	2/14/37	100	113
[7]	Alumina Pty Ltd.	6.125%	3/15/30	15	15
[7]	Alumina Pty Ltd.	6.375%	9/15/32	120	122
[7]	Amcor Flexibles North America Inc.	4.800%	3/17/28	640	645
[7]	Amcor Flexibles North America Inc.	5.100%	3/17/30	470	478
[7]	Ardagh Metal Packaging Finance USA LLC	6.000%	6/15/27	5	5
[7]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/29	90	82
[7]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/31	25	26
[7]	Axalta Coating Systems LLC	4.750%	6/15/27	180	179
	Ball Corp.	6.875%	3/15/28	65	66
	Ball Corp.	6.000%	6/15/29	35	36
	Ball Corp.	2.875%	8/15/30	70	63
	Ball Corp.	3.125%	9/15/31	90	81
	Berry Global Inc.	5.650%	1/15/34	48	50
[7]	Big River Steel LLC	6.625%	1/31/29	410	413
[3]	Braskem Netherlands Finance BV	4.500%	1/31/30	1,100	854
[7]	Canpack SA	3.875%	11/15/29	265	247
[7]	Cemex SAB de CV	7.200%	Perpetual	840	850
[7]	Chemours Co.	5.750%	11/15/28	10	9
[7]	Chemours Co.	4.625%	11/15/29	250	218
[7]	Chemours Co.	8.000%	1/15/33	50	47
[7]	Cleveland-Cliffs Inc.	7.500%	9/15/31	135	130
[7]	Cleveland-Cliffs Inc.	7.375%	5/1/33	40	38
[7]	Clydesdale Acquisition Holdings Inc.	6.750%	4/15/32	65	67
[7]	Crown Americas LLC	5.875%	6/1/33	85	86
	Eastman Chemical Co.	4.500%	12/1/28	100	100
[7]	Element Solutions Inc.	3.875%	9/1/28	215	208
	FMC Corp.	5.650%	5/18/33	45	45
	FMC Corp.	8.450%	11/1/55	70	72
[7]	Georgia-Pacific LLC	4.400%	6/30/28	260	261
[7]	Hudbay Minerals Inc.	4.500%	4/1/26	190	189
[3]	Indonesia Asahan Aluminium PT	6.530%	11/15/28	415	438
[7]	Kaiser Aluminum Corp.	4.625%	3/1/28	65	64
	LYB International Finance III LLC	3.375%	10/1/40	339	251
[7]	Magnera Corp.	7.250%	11/15/31	45	42
[7]	NOVA Chemicals Corp.	9.000%	2/15/30	50	54
[7]	Novelis Corp.	4.750%	1/30/30	176	169
[7]	Novelis Corp.	6.875%	1/30/30	25	26
[7]	Novelis Corp.	3.875%	8/15/31	187	168
	Nucor Corp.	3.850%	4/1/52	100	76

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nutrien Ltd.	5.800%	3/27/53	155	154
[7]	Olin Corp.	6.625%	4/1/33	35	35
[7]	Olympus Water US Holding Corp.	4.250%	10/1/28	66	63
[7]	Olympus Water US Holding Corp.	9.750%	11/15/28	215	226
[7]	Olympus Water US Holding Corp.	7.250%	6/15/31	15	15
[7]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	135	138
[7]	Owens-Brockway Glass Container Inc.	7.375%	6/1/32	64	65
[7]	Quikrete Holdings Inc.	6.375%	3/1/32	115	118
[7]	Quikrete Holdings Inc.	6.750%	3/1/33	30	31
[7]	Sealed Air Corp.	6.125%	2/1/28	110	112
[7]	Sealed Air Corp.	5.000%	4/15/29	20	20
[7]	Sealed Air Corp.	7.250%	2/15/31	40	42
[3]	Sherwin-Williams Co.	4.550%	3/1/28	615	620
	Smurfit Kappa Treasury ULC	5.200%	1/15/30	5	5
	Smurfit Kappa Treasury ULC	5.438%	4/3/34	200	204
	Smurfit Kappa Treasury ULC	5.777%	4/3/54	320	316
	Smurfit Westrock Financing DAC	5.418%	1/15/35	262	265
[7]	SNF Group SACA	3.125%	3/15/27	55	53
[7]	SNF Group SACA	3.375%	3/15/30	255	235
[7]	Trivium Packaging Finance BV	8.250%	7/15/30	20	21
[7]	Trivium Packaging Finance BV	12.250%	1/15/31	20	21
	Vulcan Materials Co.	4.950%	12/1/29	140	143
[7]	WR Grace Holdings LLC	5.625%	8/15/29	50	45
[7]	WR Grace Holdings LLC	7.375%	3/1/31	35	36
	WRKCo Inc.	3.375%	9/15/27	200	195
	WRKCo Inc.	4.000%	3/15/28	100	99
					10,360
Real Estate (0.6%)
[3,10]	Akelius Residential Property AB	2.375%	8/15/25	100	137
	American Homes 4 Rent LP	4.950%	6/15/30	190	192
[3,9]	Aroundtown SA	1.450%	7/9/28	200	223
	Brandywine Operating Partnership LP	8.875%	4/12/29	150	162
	Brixmor Operating Partnership LP	2.250%	4/1/28	815	771
	COPT Defense Properties LP	2.250%	3/15/26	545	535
[9]	Digital Dutch Finco BV	3.875%	9/13/33	300	353
	ERP Operating LP	4.500%	7/1/44	230	200
	Extra Space Storage LP	5.700%	4/1/28	150	155
	Extra Space Storage LP	5.500%	7/1/30	294	305
	Highwoods Realty LP	2.600%	2/1/31	298	257
	Hudson Pacific Properties LP	3.950%	11/1/27	15	14
	Hudson Pacific Properties LP	5.950%	2/15/28	35	34
	Kimco Realty OP LLC	4.250%	4/1/45	65	54
	Kimco Realty OP LLC	3.700%	10/1/49	110	80
[7]	Ladder Capital Finance Holdings LLLP	4.750%	6/15/29	40	39
	MPT Operating Partnership LP	3.500%	3/15/31	80	57
[7]	MPT Operating Partnership LP	8.500%	2/15/32	70	73
	Omega Healthcare Investors Inc.	3.625%	10/1/29	54	51
[7]	Park Intermediate Holdings LLC	7.000%	2/1/30	40	41
[7]	Pebblebrook Hotel LP	6.375%	10/15/29	15	15
	Prologis LP	1.750%	2/1/31	100	87
	Realty Income Corp.	4.850%	3/15/30	50	51
[7]	RHP Hotel Properties LP	6.500%	4/1/32	35	36
[7]	RHP Hotel Properties LP	6.500%	6/15/33	20	21
	Sabra Health Care LP	3.900%	10/15/29	1	1
	Sabra Health Care LP	3.200%	12/1/31	380	339
	SBA Communications Corp.	3.875%	2/15/27	50	49
	SBA Communications Corp.	3.125%	2/1/29	50	47
	Service Properties Trust	5.500%	12/15/27	40	40
	Service Properties Trust	8.375%	6/15/29	62	65
[7]	Starwood Property Trust Inc.	7.250%	4/1/29	15	16
[7]	Starwood Property Trust Inc.	6.000%	4/15/30	70	71
[7]	Starwood Property Trust Inc.	6.500%	10/15/30	75	77
	Weyerhaeuser Co.	6.950%	10/1/27	50	53
[7]	XHR LP	4.875%	6/1/29	20	19
[7]	XHR LP	6.625%	5/15/30	25	25
					4,745
Technology (2.4%)
	Autodesk Inc.	5.300%	6/15/35	280	285
	Automatic Data Processing Inc.	4.750%	5/8/32	1,100	1,116

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Boost Newco Borrower LLC	7.500%	1/15/31	35	37
	Broadcom Inc.	4.150%	11/15/30	190	187
[7]	Broadcom Inc.	4.150%	4/15/32	285	274
[7]	CACI International Inc.	6.375%	6/15/33	20	21
[7]	Central Parent LLC	8.000%	6/15/29	75	62
[7]	Cloud Software Group Inc.	6.500%	3/31/29	46	46
[7]	Cloud Software Group Inc.	9.000%	9/30/29	40	42
[7]	Cloud Software Group Inc.	8.250%	6/30/32	140	149
	Cotiviti Inc.	7.625%	5/1/31	25	25
	Dell International LLC	4.900%	10/1/26	160	161
	Dell International LLC	4.750%	4/1/28	780	789
	Dell International LLC	8.350%	7/15/46	46	59
[7]	Diebold Nixdorf Inc.	7.750%	3/31/30	20	21
[7]	Ellucian Holdings Inc.	6.500%	12/1/29	55	56
[7]	Entegris Inc.	5.950%	6/15/30	300	304
[7]	Fair Isaac Corp.	6.000%	5/15/33	60	61
[9]	Fiserv Funding ULC	3.500%	6/15/32	100	117
[9]	Fiserv Funding ULC	4.000%	6/15/36	100	117
[7]	Foundry JV Holdco LLC	5.500%	1/25/31	200	205
[7]	Foundry JV Holdco LLC	6.150%	1/25/32	1,380	1,451
[7]	Foundry JV Holdco LLC	5.900%	1/25/33	200	207
[7]	Foundry JV Holdco LLC	6.100%	1/25/36	715	741
[7]	Foundry JV Holdco LLC	6.200%	1/25/37	770	800
[7]	Gen Digital Inc.	6.250%	4/1/33	35	36
	Hewlett Packard Enterprise Co.	4.400%	9/25/27	1,260	1,261
	Hewlett Packard Enterprise Co.	4.550%	10/15/29	4	4
	Hewlett Packard Enterprise Co.	4.850%	10/15/31	97	97
	Hewlett Packard Enterprise Co.	5.000%	10/15/34	293	284
	Hewlett Packard Enterprise Co.	5.600%	10/15/54	360	332
[7]	Imola Merger Corp.	4.750%	5/15/29	125	121
	Intel Corp.	2.450%	11/15/29	1,270	1,161
	Intel Corp.	2.000%	8/12/31	154	132
	Intel Corp.	5.200%	2/10/33	254	256
	Intel Corp.	4.100%	5/19/46	186	140
	Intel Corp.	3.734%	12/8/47	256	180
	Intel Corp.	3.050%	8/12/51	170	101
	Intel Corp.	5.600%	2/21/54	228	209
	Intel Corp.	3.100%	2/15/60	190	106
	Intel Corp.	5.900%	2/10/63	120	113
[7]	McAfee Corp.	7.375%	2/15/30	70	66
	Motorola Solutions Inc.	5.200%	8/15/32	635	646
	Oracle Corp.	4.800%	8/3/28	200	203
	Oracle Corp.	5.250%	2/3/32	870	893
	Oracle Corp.	3.850%	7/15/36	250	220
	Oracle Corp.	4.000%	11/15/47	424	324
	Oracle Corp.	6.000%	8/3/55	300	300
	Paychex Inc.	5.350%	4/15/32	160	164
[7]	Raven Acquisition Holdings LLC	6.875%	11/15/31	30	30
[7]	Rocket Software Inc.	9.000%	11/28/28	40	41
	Synopsys Inc.	4.650%	4/1/28	630	637
	Synopsys Inc.	5.150%	4/1/35	270	272
	Synopsys Inc.	5.700%	4/1/55	600	596
	Texas Instruments Inc.	5.150%	2/8/54	460	434
	Texas Instruments Inc.	5.050%	5/18/63	410	377
[7]	UKG Inc.	6.875%	2/1/31	65	68
	Western Digital Corp.	4.750%	2/15/26	22	22
	Workday Inc.	3.800%	4/1/32	100	94
	X Corp.	9.500%	10/26/29	290	282
					17,535
Utilities (2.5%)
	AEP Transmission Co. LLC	5.375%	6/15/35	130	133
[3]	AEP Transmission Co. LLC	3.650%	4/1/50	200	147
	AEP Transmission Co. LLC	5.400%	3/15/53	130	126
	AES Corp.	5.450%	6/1/28	230	235
	Ameren Corp.	5.700%	12/1/26	10	10
	Atmos Energy Corp.	6.200%	11/15/53	170	184
	Atmos Energy Corp.	5.000%	12/15/54	570	518
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	339	271
[3]	Buffalo Energy Mexico Holdings	7.875%	2/15/39	200	206

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Calpine Corp.	4.500%	2/15/28	102	101
[7]	Calpine Corp.	4.625%	2/1/29	25	25
[7]	Clearway Energy Operating LLC	4.750%	3/15/28	265	262
[7]	Clearway Energy Operating LLC	3.750%	1/15/32	10	9
	Commonwealth Edison Co.	5.300%	2/1/53	80	76
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	455	465
	Duke Energy Carolinas LLC	3.700%	12/1/47	41	31
	Duke Energy Corp.	3.300%	6/15/41	226	170
	Duke Energy Florida LLC	6.200%	11/15/53	170	181
	Duke Energy Ohio Inc.	5.650%	4/1/53	160	158
	Duke Energy Ohio Inc.	5.550%	3/15/54	460	449
[7,9]	Eastern European Electric Co. BV	6.500%	5/15/30	431	522
	Edison International	5.250%	3/15/32	50	47
[7]	Enel Finance America LLC	2.875%	7/12/41	300	205
[3,9]	Enel Finance International NV	4.500%	2/20/43	100	119
	Entergy Texas Inc.	5.000%	9/15/52	70	61
	Entergy Texas Inc.	5.800%	9/1/53	160	158
	Exelon Corp.	4.450%	4/15/46	660	548
	Exelon Corp.	4.100%	3/15/52	100	77
	Exelon Corp.	5.600%	3/15/53	190	183
	Exelon Corp.	5.875%	3/15/55	900	899
[3]	FirstEnergy Corp.	2.250%	9/1/30	70	62
[7]	FirstEnergy Transmission LLC	4.550%	4/1/49	180	153
	Jersey Central Power & Light Co.	5.100%	1/15/35	350	349
	MidAmerican Energy Co.	5.300%	2/1/55	360	342
	National Grid plc	5.602%	6/12/28	350	362
	Nevada Power Co.	6.000%	3/15/54	200	203
	Nevada Power Co.	6.250%	5/15/55	210	209
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/55	600	614
	NiSource Inc.	5.200%	7/1/29	650	667
	NiSource Inc.	5.850%	4/1/55	630	624
[7]	NRG Energy Inc.	5.750%	7/15/29	45	45
[7]	NRG Energy Inc.	6.250%	11/1/34	40	41
	OGE Energy Corp.	5.450%	5/15/29	40	41
	Pacific Gas & Electric Co.	2.500%	2/1/31	37	32
	Pacific Gas & Electric Co.	4.500%	7/1/40	349	291
	Pacific Gas & Electric Co.	3.300%	8/1/40	60	43
	Pacific Gas & Electric Co.	4.750%	2/15/44	40	32
	Pacific Gas & Electric Co.	3.500%	8/1/50	37	24
[7]	Pattern Energy Operations LP	4.500%	8/15/28	15	14
	Pinnacle West Capital Corp.	4.900%	5/15/28	210	213
	PPL Electric Utilities Corp.	5.250%	5/15/53	230	220
[7]	PSEG Power LLC	5.200%	5/15/30	845	863
	Public Service Enterprise Group Inc.	5.200%	4/1/29	970	998
[7]	Rayburn Country Securitization LLC	2.307%	12/1/30	142	133
[7]	Saavi Energia Sarl	8.875%	2/10/35	808	841
	Sempra	6.625%	4/1/55	850	818
	Southern California Edison Co.	5.450%	6/1/31	530	540
[7]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/31	410	417
	Union Electric Co.	5.450%	3/15/53	450	434
[3,10]	United Utilities Water Finance plc	5.250%	1/22/46	200	239
[3]	Virginia Electric & Power Co.	3.800%	9/15/47	700	526
	Virginia Electric & Power Co.	5.450%	4/1/53	140	133
	Virginia Electric & Power Co.	5.550%	8/15/54	475	459
[7]	Vistra Operations Co. LLC	5.625%	2/15/27	40	40
[7]	Vistra Operations Co. LLC	5.000%	7/31/27	130	130
[7]	Vistra Operations Co. LLC	7.750%	10/15/31	95	101
[7]	Vistra Operations Co. LLC	6.875%	4/15/32	35	37
[7]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/29	35	36
[7]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/31	35	37
[10]	Yorkshire Water Finance plc	1.750%	11/26/26	300	393
[3,10]	Yorkshire Water Finance plc	2.750%	4/18/41	100	88
					18,420
Total Corporate Bonds (Cost $232,187)					233,174
Floating Rate Loan Interests (0.4%)
[8]	AAdvantage Loyalty IP Ltd. First Lien Term Loan, TSFR3M + 2.250%	6.522%	4/20/28	719	714
[8]	Altera Corp. First Lien Term Loan B, TSFR12M + 3.000%	7.066%	6/18/32	55	55
[8]	American Airlines Inc. First Lien Incremental Term Loan, TSFR3M + 3.250%	7.580%	5/28/32	25	25

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Asurion LLC First Lien Term Loan B-13, TSFR1M + 4.250%	8.577%	9/19/30	70	68
[8]	AthenaHealth Group Inc. First Lien Initial Term Loan, TSFR1M + 2.750%	7.077%	2/15/29	100	100
[8]	Bausch + Lomb Corp. First Lien Initial Term Loan, TSFR1M + 3.250%	7.679%	5/10/27	45	44
[8]	Bausch + Lomb Corp. First Lien Term Loan B, TSFR12M + 4.250%	8.035%	12/17/30	35	35
[8]	Beach Acquisition Bidco LLC First Lien Term Loan B, TSFR12M + 3.250%	7.316%	6/25/32	20	20
[8]	Belron Finance 2019 LLC First Lien Incremental Term Loan, TSFR3M + 2.750%	7.049%	10/16/31	60	60
[8]	Chemours Co. First Lien Term Loan, TSFR1M + 3.000%	7.327%	8/18/28	16	16
[8]	Clarios Global LP First Lien Amendment No. 6 Term Loan, TSFR1M + 2.750%	7.077%	1/28/32	65	65
[8]	Cotiviti Inc. First Lien Amendment No. 2 Term Loan, TSFR1M + 2.750%	7.074%	3/26/32	40	40
[8]	DIRECTV Financing LLC First Lien Closing Date Term Loan, TSFR3M + 5.000%	9.541%	8/2/27	2	2
[8]	Endo Finance Holdings Inc. First Lien Refinancing Term Loan, TSFR1M + 4.000%	8.327%	4/23/31	72	72
[8]	First Student Bidco Inc. First Lien Initial Term Loan C, TSFR3M + 2.500%	6.799%	7/21/28	16	16
[8]	First Student Bidco Inc. First Lien Term Loan B, TSFR3M + 2.500%	6.796%	7/21/28	55	55
[8]	First Student Bidco Inc. First Lien Term Loan B-2, TSFR3M + 2.500%	6.799%	7/21/28	106	106
[8]	Frontier Communications Holdings LLC First Lien Initial Term Loan, TSFR6M + 2.500%	6.792%	7/1/31	40	40
[8]	Glatfelter Corp. First Lien Term Loan, TSFR3M + 4.250%	8.583%	11/4/31	40	39
[8]	Hanesbrands Inc. First Lien Initial Term Loan B, TSFR1M + 2.750%	7.077%	3/8/32	30	30
[8]	McAfee Corp. First Lien Term Loan B-1, TSFR1M + 3.000%	7.316%	3/1/29	207	199
[8]	Medline Borrower LP First Lien Incremental Term Loan, TSFR1M + 2.250%	6.577%	10/23/28	280	280
[8]	NCR Atleos Corp. First Lien Term Loan B, TSFR3M + 3.750%	8.030%	3/27/29	23	24
[8]	Opal LLC First Lien Term Loan B-2, TSFR6M + 3.250%	7.435%	3/31/32	120	120
[8]	Osttra Group Ltd. First Lien Term Loan, TSFR12M + 3.500%	7.325%	5/21/32	25	25
[8]	Sazerac Co. Inc. First Lien Term Loan B, TSFR12M + 3.000%	7.094%	6/24/32	105	105
[8]	Sedgwick Claims Management Services Inc. First Lien Term Loan, TSFR1M + 3.000%	7.327%	7/31/31	89	90
[8]	TK Elevator Midco GmbH First Lien Term Loan B-1, TSFR3M + 3.000%	7.237%	4/30/30	20	20
[8]	Truist Insurance Holdings LLC Second Lien Initial Term Loan, TSFR3M + 4.750%	9.049%	5/6/32	80	81
[8]	Wyndham Hotels & Resorts Inc. First Lien Term Loan, TSFR1M + 1.750%	6.077%	5/24/30	290	291
Total Floating Rate Loan Interests (Cost $2,847)					2,837
Sovereign Bonds (21.2%)
[9]	Adif Alta Velocidad	3.125%	1/31/30	1,600	1,908
[9]	Adif Alta Velocidad	3.625%	4/30/35	2,000	2,372
[9]	Aeroports de Paris SA	2.750%	6/5/28	300	355
	African Development Bank	4.500%	6/12/35	1,024	1,039
[3,9]	Arab Republic of Egypt	4.750%	4/16/26	391	463
[3]	Arab Republic of Egypt	8.700%	3/1/49	350	287
[3]	Arab Republic of Egypt	8.875%	5/29/50	200	166
[3]	Argentine Republic	0.750%	7/9/30	2,790	2,212
[3]	Argentine Republic	4.125%	7/9/35	138	93
[3]	Argentine Republic	3.500%	7/9/41	925	575
[3]	Argentine Republic	4.125%	7/9/46	103	67
[3,7]	Baiterek National Managing Holding JSC	5.450%	5/8/28	400	404
[3,7]	Benin Government Bond	8.375%	1/23/41	400	385
[3]	Bermuda	3.717%	1/25/27	790	779
[9]	Caisse d'Amortissement de la Dette Sociale	2.375%	9/24/28	3,400	4,009
[3]	Cassa Depositi e Prestiti SpA	5.875%	4/30/29	1,897	1,984
[9]	Cassa Depositi e Prestiti SpA	3.250%	6/17/33	1,100	1,284
[9]	City of Madrid Spain	3.360%	10/31/35	2,880	3,359
[3]	Ciudad Autonoma De Buenos Aires	7.500%	6/1/27	133	135
	Corp. Andina de Fomento	4.125%	6/30/28	1,000	1,002
	Corp. Andina de Fomento	5.000%	1/24/29	2,102	2,159
[3]	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	1,875	1,837
[3,7]	Development Bank of Kazakhstan JSC	5.500%	4/15/27	481	485
[3]	Dominican Republic	5.950%	1/25/27	5,430	5,484
[3]	Dominican Republic	4.500%	1/30/30	460	436
[3]	Dominican Republic	7.050%	2/3/31	1,000	1,049
[3,7]	Dominican Republic	6.950%	3/15/37	1,046	1,066
	Ecopetrol SA	4.625%	11/2/31	2,257	1,901
	Ecopetrol SA	7.750%	2/1/32	955	937
[3,9]	European Union	3.375%	10/4/39	830	968
[9]	European Union	3.750%	10/12/45	1,109	1,310
[3,9]	European Union	0.300%	11/4/50	3,371	1,809
	Federative Republic of Brazil	6.625%	3/15/35	1,090	1,102
[9]	Gemeinsame Deutsche Bundeslaender	2.625%	2/27/30	1,039	1,230
[3]	Hashemite Kingdom of Jordan	4.950%	7/7/25	200	200
[3]	Hashemite Kingdom of Jordan	7.500%	1/13/29	757	775
[7,9]	Hellenic Republic	3.375%	6/15/34	1,758	2,106
[7,9]	Hellenic Republic	3.625%	6/15/35	1,026	1,243

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7,9]	Hellenic Republic	4.375%	7/18/38	586	745
[7,9]	Hellenic Republic	4.125%	6/15/54	878	1,031
[3,9]	Ivory Coast Government Bond	5.875%	10/17/31	795	883
[3,7]	Ivory Coast Government Bond	8.075%	4/1/36	825	796
[3,11]	Japan	0.400%	3/20/50	124,900	520
[3,11]	Japan	1.200%	6/20/53	105,150	507
[3,11]	Japan	2.200%	6/20/54	105,150	642
[3,11]	Japan	2.400%	3/20/55	220,550	1,404
[3,7]	Japan Finance Organization for Municipalities	4.375%	4/2/30	1,920	1,942
[12]	Japan International Cooperation Agency	4.250%	5/22/30	1,064	1,073
[9]	Junta de Andalucia	3.300%	4/30/35	1,800	2,105
[3]	Kingdom of Belgium	4.875%	6/10/55	1,290	1,166
[3]	Kingdom of Morocco	2.375%	12/15/27	400	377
[3,7]	Kingdom of Saudi Arabia	5.125%	1/13/28	2,000	2,032
[7,9]	Kingdom of Spain	3.200%	10/31/35	1,173	1,378
[3,13]	Magyar Export-Import Bank Zrt.	6.125%	12/4/27	1,480	1,510
[3,9,13]	Magyar Export-Import Bank Zrt.	6.000%	5/16/29	407	516
[9,13]	MFB Magyar Fejlesztesi Bank Zrt.	4.375%	6/27/30	300	357
[3,7]	OCP SA	6.100%	4/30/30	383	388
[3]	Oman Government Bond	4.750%	6/15/26	1,450	1,448
[7,9]	OMERS Finance Trust	3.250%	1/28/35	1,454	1,705
[7,9]	Ontario Teachers' Finance Trust	2.850%	12/4/31	2,346	2,752
[3]	Paraguay Government Bond	4.700%	3/27/27	1,311	1,309
[3,7]	Paraguay Government Bond	6.650%	3/4/55	1,123	1,129
[3,9]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	2.875%	10/25/25	800	942
[3]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/27	200	198
[3]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/28	600	611
	Petroleos Mexicanos	6.875%	10/16/25	109	109
	Petroleos Mexicanos	4.500%	1/23/26	389	384
	Petroleos Mexicanos	6.875%	8/4/26	760	760
	Petroleos Mexicanos	6.500%	3/13/27	1,800	1,789
	Petroleos Mexicanos	8.750%	6/2/29	868	899
	Petroleos Mexicanos	6.625%	6/15/38	40	31
	Petroleos Mexicanos	6.500%	6/2/41	160	118
	Petroleos Mexicanos	6.750%	9/21/47	103	74
[3]	Petroliam Nasional Bhd.	7.625%	10/15/26	2,600	2,702
[9]	Province of Quebec	3.250%	5/22/35	1,801	2,116
[7,9]	Queensland Treasury Corp.	3.250%	5/21/35	1,560	1,837
[3,9]	Regie Autonome des Transports Parisiens EPIC	3.250%	5/25/34	1,000	1,171
[7,9]	Republic of Albania	4.750%	2/14/35	1,198	1,410
[3,9]	Republic of Bulgaria	3.500%	5/7/34	1,406	1,671
[3,9]	Republic of Bulgaria	4.125%	5/7/38	1,163	1,393
[3]	Republic of Chile	2.750%	1/31/27	1,031	1,004
[3]	Republic of Colombia	3.000%	1/30/30	7,635	6,602
[3]	Republic of Colombia	8.500%	4/25/35	990	1,030
[3]	Republic of Colombia	4.125%	2/22/42	2,396	1,520
	Republic of Costa Rica	6.125%	2/19/31	218	224
[3,7]	Republic of El Salvador	9.650%	11/21/54	380	394
[3]	Republic of Ghana	0.000%	7/3/26	186	181
[3]	Republic of Ghana	5.000%	7/3/29	370	345
[3]	Republic of Guatemala	4.375%	6/5/27	300	295
[3]	Republic of Guatemala	4.875%	2/13/28	1,145	1,130
[3]	Republic of Guatemala	5.250%	8/10/29	250	248
[3,14]	Republic of Hungary	4.500%	5/27/32	1,061,950	2,749
[9]	Republic of Iceland	2.625%	5/27/30	1,886	2,224
[3,9]	Republic of Iceland	3.500%	3/21/34	1,642	1,995
[3,9]	Republic of Indonesia	3.375%	7/30/25	1,000	1,178
[9]	Republic of Latvia	2.875%	5/21/30	1,815	2,144
[3]	Republic of Latvia	5.125%	7/30/34	1,235	1,234
[3]	Republic of Paraguay	5.000%	4/15/26	2,274	2,271
[3]	Republic of Paraguay	5.600%	3/13/48	200	179
[3]	Republic of Peru	2.392%	1/23/26	1,355	1,335
	Republic of Peru	2.844%	6/20/30	20	18
[3]	Republic of Peru	2.783%	1/23/31	621	557
[3]	Republic of Poland	4.875%	2/12/30	557	567
[3,9]	Republic of Romania	2.124%	7/16/31	40	39
[3]	Republic of Senegal	6.250%	5/23/33	200	132
[3]	Republic of South Africa	5.875%	9/16/25	1,955	1,955
[3]	Republic of South Africa	4.850%	9/30/29	970	934
[3,7]	Republic of South Africa	7.950%	11/19/54	1,180	1,125

			Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]		Republic of Sri Lanka	4.000%	4/15/28	49	46
[3,7]		Republic of Sri Lanka	3.100%	1/15/30	77	68
[3,7]		Republic of Sri Lanka	3.350%	3/15/33	110	89
[7]		Republic of Sri Lanka	3.600%	6/15/35	62	42
[3]		Republic of Sri Lanka	3.600%	6/15/35	41	28
[3,7]		Republic of Sri Lanka	3.600%	5/15/36	43	35
[3]		Republic of Turkiye	8.600%	9/24/27	1,540	1,631
[3]		Republic of Turkiye	9.375%	3/14/29	1,537	1,693
[3]		Republic of Turkiye	7.625%	4/26/29	1,580	1,651
[3]		Republic of Turkiye	7.125%	2/12/32	1,400	1,403
[3]		Republic of Zambia	5.750%	6/30/33	568	520
[3,9]		Serbia International Bond	3.125%	5/15/27	470	551
[3]		Serbia International Bond	2.125%	12/1/30	370	313
[9]		Slovakia Government Bond	3.750%	2/27/40	2,620	3,066
[3,9]		Societe Des Grands Projets EPIC	0.700%	10/15/60	700	303
[3,15]		Southern Gas Corridor CJSC	6.875%	3/24/26	2,428	2,458
[3,9]		State of Israel	5.000%	10/30/26	850	1,028
[3]		State of Israel	5.375%	2/19/30	340	347
[3]		State of Israel	5.750%	3/12/54	340	316
[3,7]		Ukraine Government Bond	0.000%	2/1/30	11	5
[3,7]		Ukraine Government Bond	0.000%	2/1/34	39	15
[3]		Ukraine Government Bond	0.000%	2/1/34	62	24
[3,7]		Ukraine Government Bond	1.750%	2/1/34	55	28
[3,7]		Ukraine Government Bond	0.000%	2/1/35	33	15
[3,7]		Ukraine Government Bond	1.750%	2/1/35	67	34
[3,7]		Ukraine Government Bond	0.000%	2/1/36	28	13
[3]		Ukraine Government Bond	0.000%	2/1/36	7	3
[3,7]		Ukraine Government Bond	1.750%	2/1/36	815	403
[10]		United Kingdom	4.375%	7/31/54	2,867	3,414
[10]		United Kingdom	5.375%	1/31/56	263	367
		United Mexican States	4.150%	3/28/27	220	219
[3]		United Mexican States	4.750%	4/27/32	227	216
[3,6]		United Mexican States	5.850%	7/2/32	2,000	2,028
[3]		United Mexican States	4.875%	5/19/33	730	690
[3]		United Mexican States	6.875%	5/13/37	2,680	2,798
[3,7]		Uzbekneftegaz JSC	4.750%	11/16/28	600	549
[3,7]		Uzbekneftegaz JSC	8.750%	5/7/30	840	865
[9]		Ville de Paris	3.750%	5/25/40	1,400	1,640
Total Sovereign Bonds (Cost $151,619)						157,428
Taxable Municipal Bonds (0.1%)
		Los Angeles CA Department of Water & Power Revenue (Cost $754)	6.574%	7/1/45	735	772
					Shares
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[16]		Vanguard Market Liquidity Fund (Cost $6,005)	4.355%		60,059	6,005
		Counterparty	Expiration Date	Exercise Price	Notional Amount ($000)
Options Purchased (0.0%)
Foreign Currency Options (0.0%)
Call Options
	USD	JPMC	12/31/25	HKD 7.800	8,000	11
	USD	JPMC	12/31/25	HKD 7.800	1,000	1
						12

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.000% Annually	GSI	3/10/26	3.000%	15,000	76
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.500% Annually	BANA	9/25/25	3.500%	1,700	13
					89
Put Swaptions
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.000% Annually	BANA	9/25/25	4.000%	1,700	13
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 5.900% Annually	JPMC	4/10/26	5.900%	4,200	3
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.300% Annually	GSI	3/11/26	4.300%	3,100	78
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.440% Annually	DBAG	1/29/26	4.440%	1,600	26
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.830% Annually	JPMC	4/10/26	4.830%	4,000	46
					166
Total Options Purchased (Cost $327)					267
Total Investments (100.4%) (Cost $739,352)					746,038

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (0.0%)
[3,4,6]	UMBS Pool (Proceeds $39)	6.000%	11/1/52–7/25/55	(178)	(117)
Other Assets and Liabilities—Net (-0.4%)					(2,615)
Net Assets (100%)					743,306
Cost is in $000.
1	Securities with a value of $768 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $1,919 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Securities with a value of $3,027 have been segregated as initial margin for open futures contracts.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2025.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the aggregate value was $132,234, representing 17.8% of net assets.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Face amount denominated in euro.
10	Face amount denominated in British pounds.
11	Face amount denominated in Japanese yen.
12	Guaranteed by the Government of Japan.
13	Guaranteed by the Republic of Hungary.
14	Face amount denominated in Hungarian forint.
15	Guaranteed by the Republic of Azerbaijan.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BANA—Bank of America, N.A.
DAC—Designated Activity Company.
DBAG—Deutsche Bank AG.
GSI—Goldman Sachs International.
HKD—Hong Kong dollar.
JPMC—JPMorgan Chase Bank, N.A.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR12M—CME Term Secured Overnight Financing Rate 12-Month.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 2.250% Annually	GSI	3/10/26	2.250%	22,500	(39)
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.205% Annually	DBAG	1/29/35	4.205%	880	(73)
					(112)
Put Swaptions
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.205% Annually	DBAG	1/29/35	4.205%	880	(82)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.900% Annually	JPMC	4/10/26	4.900%	4,200	(17)
30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.780% Annually	GSI	9/11/25	3.780%	1,700	(66)
30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.940% Annually	DBAG	1/29/26	3.940%	800	(35)
30-Year Interest Rate Swap, Pays SOFR Annually, Receives 5.830% Annually	JPMC	4/10/26	5.830%	4,000	(8)
					(208)
Total Options Written (Premiums Received $364)					(320)
DBAG—Deutsche Bank AG.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2025	96	19,970	57
5-Year U.S. Treasury Note	September 2025	152	16,568	(2)
10-Year U.S. Treasury Note	September 2025	61	6,840	40
Euro-Schatz	September 2025	32	4,043	1
Long U.S. Treasury Bond	September 2025	106	12,240	354
Ultra 10-Year U.S. Treasury Note	September 2025	83	9,484	11
Ultra Long U.S. Treasury Bond	September 2025	73	8,696	142
				603

Short Futures Contracts
10-Year Government of Canada Bond	September 2025	(29)	(2,598)	(7)
10-Year Japanese Government Bond	September 2025	(9)	(8,689)	(31)
Euro-Bobl	September 2025	(108)	(14,971)	44
Euro-Bund	September 2025	(191)	(29,282)	156
Euro-Buxl	September 2025	(89)	(12,448)	163
Euro-OAT	September 2025	(7)	(1,021)	4
Long Gilt	September 2025	(8)	(1,022)	(23)
Mini 10-Year Japanese Government Bond	September 2025	(15)	(1,449)	(6)
				300
				903

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	9/17/25	CHF	42	USD	52	2	—
Citibank, N.A.	9/17/25	COP	445,842	USD	107	1	—
Toronto-Dominion Bank	9/17/25	EUR	5,882	USD	6,810	154	—
Royal Bank of Canada	9/17/25	EUR	2,894	USD	3,370	57	—
State Street Bank & Trust Co.	9/17/25	EUR	970	USD	1,139	10	—
Royal Bank of Canada	9/17/25	GBP	305	USD	413	7	—
State Street Bank & Trust Co.	9/17/25	JPY	288,696	USD	2,015	8	—
Barclays Bank plc	9/17/25	JPY	7,624	USD	53	—	—
Toronto-Dominion Bank	9/17/25	JPY	7,103	USD	50	—	—
Morgan Stanley Capital Services LLC	9/17/25	ZAR	447	USD	25	—	—
State Street Bank & Trust Co.	9/17/25	ZAR	212	USD	13	—	—
BNP Paribas	9/17/25	ZAR	78	USD	4	—	—
Goldman Sachs Bank USA	9/17/25	ZAR	8	USD	—	—	—
Citibank, N.A.	9/17/25	ZAR	8	USD	—	—	—
State Street Bank & Trust Co.	9/17/25	USD	35	AUD	54	—	—
Wells Fargo Bank N.A.	9/17/25	USD	7	CAD	10	—	—
Morgan Stanley Capital Services LLC	9/17/25	USD	58	CZK	1,265	—	(2)
Citibank, N.A.	9/17/25	USD	7	CZK	141	—	—
State Street Bank & Trust Co.	9/17/25	USD	6	CZK	117	—	—
Toronto-Dominion Bank	9/17/25	USD	2	CZK	36	—	—
UBS AG	9/17/25	USD	1	CZK	27	—	—
JPMorgan Chase Bank, N.A.	9/17/25	USD	73,972	EUR	64,409	—	(2,295)
UBS AG	9/17/25	USD	4,855	EUR	4,166	—	(79)
State Street Bank & Trust Co.	9/17/25	USD	969	EUR	835	—	(20)
Royal Bank of Canada	9/17/25	USD	534	EUR	464	—	(15)
Toronto-Dominion Bank	9/17/25	USD	45	EUR	39	—	(1)
State Street Bank & Trust Co.	9/17/25	USD	8,241	GBP	6,085	—	(117)
Morgan Stanley Capital Services LLC	9/17/25	USD	2,805	HUF	990,632	—	(103)
Wells Fargo Bank N.A.	9/17/25	USD	3,322	JPY	475,284	—	(8)
Royal Bank of Canada	9/17/25	USD	91	JPY	13,088	—	(1)
JPMorgan Chase Bank, N.A.	9/17/25	USD	25	JPY	3,566	—	—
State Street Bank & Trust Co.	9/17/25	USD	72	MXN	1,391	—	(1)
Barclays Bank plc	9/17/25	USD	29	NZD	47	—	—
Toronto-Dominion Bank	9/17/25	USD	214	PLN	801	—	(8)
Goldman Sachs Bank USA	9/17/25	USD	7	ZAR	118	—	—
Bank of America, N.A.	9/17/25	USD	6	ZAR	106	—	—
Citibank, N.A.	9/17/25	USD	3	ZAR	46	—	—
Goldman Sachs Bank USA	9/17/25	USD	3	ZAR	60	—	—
Morgan Stanley Capital Services LLC	9/17/25	USD	2	ZAR	43	—	—
BNP Paribas	9/17/25	USD	2	ZAR	40	—	—
State Street Bank & Trust Co.	9/17/25	USD	1	ZAR	16	—	—
						239	(2,650)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
COP—Colombian peso.
CZK—Czechoslovakian koruna.
EUR—euro.
GBP—British pound.
HUF—Hungarian forint.
JPY—Japanese yen.
MXN—Mexican peso.
NZD—New Zealand dollar.
PLN—Polish zloty.
USD—U.S. dollar.
ZAR—South African rand.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S44-V1	6/20/30	USD	19,345	1.000	434	234

Credit Protection Purchased
iTraxx Europe Crossover-S43-V1	6/20/30	EUR	4,805	(5.000)	(536)	(117)
						117
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Kering SA/NR	6/20/30	GSI	200[2]	1.000	(2)	—	—	(2)
People's Republic of China/A1	6/20/29	GSI	315	1.000	7	3	4	—
Republic of Turkiye/B1	6/20/27	BANA	617	1.000	(10)	(14)	4	—
Republic of Turkiye/B1	6/20/30	BARC	700	1.000	(56)	(62)	6	—
					(61)	(73)	14	(2)

Credit Protection Purchased
Republic of Colombia	6/20/30	BANA	9,218	(1.000)	475	482	—	(7)
United Mexican States	6/20/30	BARC	3,890	(1.000)	11	66	—	(55)
					486	548	—	(62)
					425	475	14	(64)
1 Periodic premium received/paid quarterly.
2 Notional amount denominated in euro.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
GSI—Goldman Sachs International.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At June 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $424 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
3/15/26	N/A	500[1]	4.217[2]	(3.750)[3]	2	1
5/19/26	N/A	13,000[4]	4.060[3]	(4.450)[5]	9	9
5/19/27	N/A	6,500[4]	4.450[5]	(3.760)[3]	(24)	(25)
6/12/27	N/A	1,223,790[6]	0.477[7]	(0.945)[3]	(39)	(39)
6/16/27	N/A	1,229,860[6]	0.477[7]	(0.906)[3]	(32)	(32)
6/24/27	N/A	3,249[8]	1.921[9]	(1.766)[3]	1	1
6/24/27	N/A	2,831[1]	3.681[3]	(4.217)[2]	5	5
6/25/27	N/A	7,670[4]	3.610[3]	(4.450)[5]	16	16
3/15/28	N/A	600[1]	4.217[2]	(3.500)[3]	4	1
5/19/28	N/A	6,500[4]	3.680[3]	(4.450)[5]	44	46

Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
6/18/28	6/18/27[10]	15,120[4]	3.458[3]	(0.000)[5]	36	36
6/25/28	N/A	10,370[4]	4.450[5]	(3.515)[3]	(33)	(33)
12/20/28	12/17/25[10]	4,413[11]	2.457[12]	(0.000)[13]	(5)	(5)
12/20/28	12/17/25[10]	4,413[11]	2.509[12]	(0.000)[13]	—	—
11/30/29	9/2/25[10]	9,410[4]	3.441[3]	(0.000)[5]	32	32
11/30/29	9/2/25[10]	9,410[4]	3.365[3]	(0.000)[5]	—	—
3/19/30	N/A	28,438[14]	7.317[15]	(7.715)[16]	(29)	(29)
3/19/30	N/A	11,375[17]	5.790[18]	(4.930)[3]	(83)	(83)
5/20/30	N/A	4,000[4]	4.450[5]	(3.710)[3]	(50)	(51)
6/18/30	N/A	6,750,000[19]	2.482[16]	(2.560)[20]	1	1
6/18/30	N/A	4,500,000[19]	2.382[16]	(2.560)[20]	(15)	(15)
6/18/30	N/A	1,000,000[21]	6.316[3]	(6.500)[22]	26	26
6/18/30	N/A	102,130[23]	3.315[3]	(3.510)[24]	(72)	(77)
6/18/30	N/A	5,750[17]	5.040[18]	(4.760)[3]	(38)	(38)
6/25/30	N/A	3,220[4]	3.538[3]	(4.450)[5]	17	17
6/18/31	6/18/26[10]	4,200[4]	0.000[5]	(3.625)[3]	(45)	(45)
2/15/35	9/2/25[10]	4,665[4]	0.000[5]	(3.727)[3]	(29)	(29)
2/15/35	9/2/25[10]	4,665[4]	0.000[5]	(3.660)[3]	—	—
3/19/35	N/A	495,851[21]	6.777[3]	(6.510)[22]	26	29
6/18/35	N/A	620,000[21]	6.500[22]	(6.636)[3]	(12)	(12)
6/18/35	N/A	388,300[21]	6.500[22]	(6.600)[3]	(4)	(4)
6/18/35	N/A	4,000[17]	5.040[18]	(4.404)[3]	12	12
6/18/35	N/A	4,000[17]	5.040[18]	(4.415)[3]	11	11
9/10/35	9/10/25[10]	1,950[8]	2.381[3]	(0.000)[9]	(24)	(16)
12/18/55	12/18/25[10]	280[4]	4.035[3]	(0.000)[5]	7	7
					(285)	(283)
1 Notional amount denominated in British pound.
2 Based on Sterling Overnight Index Average Rate (SONIA) as of the most recent reset date. Interest payment received/paid annually.
3 Interest payment received/paid annually.
4 Notional amount denominated in U.S. dollar.
5 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
6 Notional amount denominated in Japanese yen.
7 Based on Tokyo Overnight Average Rate (TONAR) as of the most recent reset date. Interest payment received/paid anually.
8 Notional amount denominated in euro.
9 Based on Euro Short Term Rate (ESTR) as of the most recent reset date. Interest payment received/paid annually.
10 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
11 Notional amount denominated in Canadian dollar.
12 Interest payment received/paid semi-annually.
13 Based on Canadian Overnight Repo Rate Average (CORRA) as of the most recent reset date. Interest payment received/paid semi-annually.
14 Notional amount denominated in South African rand.
15 Based on Johannesburg Interbank Agreed Rate (JIBAR) as of the most recent reset date. Interest payment received/paid quarterly.
16 Interest payment received/paid quarterly.
17 Notional amount denominated in Polish złoty.
18 Based on 6 Month Warsaw Interbank Offered Rate (WIBOR) as of the most recent reset date. Interest payment received/paid semi-annually.
19 Notional amount denominated in Korean won.
20 Based on South Korean Won 3 Month Certificate of Deposit as of the most recent reset date. Interest payment received/paid quarterly.
21 Notional amount denominated in Hungarian Forint.
22 Based on 6 Month Budapest Interbank Offered Rate (BUBOR) as of the most recent reset date. Interest payment received/paid semi-annually.
23 Notional amount denominated in Czech koruna.
24 Based on 6-month Prague Interbank Offered Rate (PRIBOR) as of the most recent reset date. Interest payment received/paid semi-annually.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E.  Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
F.  Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
The fund invests in options on foreign currency, which are transacted over-the-counter (OTC) and not on an exchange. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into options with a diverse group of prequalified counterparties and monitoring their financial strength. The primary risk associated with purchasing options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.
Options contracts on futures and foreign currency are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
G.  Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
H.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
I.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).

J.  Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
K.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	269,102	—	269,102
Asset-Backed/Commercial Mortgage-Backed Securities	—	76,453	—	76,453
Corporate Bonds	—	233,174	—	233,174
Floating Rate Loan Interests	—	2,837	—	2,837
Sovereign Bonds	—	157,428	—	157,428
Taxable Municipal Bonds	—	772	—	772
Temporary Cash Investments	6,005	—	—	6,005
Options Purchased	—	267	—	267
Total	6,005	740,033	—	746,038
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	(117)	—	(117)

Derivative Financial Instruments
Assets
Futures Contracts[1]	972	—	—	972
Forward Currency Contracts	—	239	—	239
Swap Contracts	484[1]	14	—	498
Total	1,456	253	—	1,709
Liabilities
Options Written	—	(320)	—	(320)
Futures Contracts[1]	(69)	—	—	(69)
Forward Currency Contracts	—	(2,650)	—	(2,650)
Swap Contracts	(650)[1]	(64)	—	(714)
Total	(719)	(3,034)	—	(3,753)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.